UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

Arden Alternative Strategies Fund

Series of Arden Investment Series Trust

April 30, 2013

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

APRIL 30, 2013 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS — 49.0%
Aerospace & Defense — 0.9%
Alliant Techsystems, Inc.(a)	4,400	$327,184
Boeing Co./The(a)	53,641	4,903,325
DigitalGlobe, Inc.*	4,353	127,064
Esterline Technologies Corp.*(a)	11,200	840,448
Exelis, Inc.	18,700	208,879
General Dynamics Corp.	5,115	378,305
Honeywell International, Inc.	955	70,231
Huntington Ingalls Industries, Inc.(a)	6,200	327,980
L-3 Communications Holdings, Inc.(a)(e)	12,555	1,020,094
Lockheed Martin Corp.(e)	935	92,649
Northrop Grumman Corp.(a)(e)	711	53,851
Spirit Aerosystems Holdings, Inc., Class A*	8,422	168,356
United Technologies Corp.	2,767	252,599

		8,770,965

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	10,515	377,804
FedEx Corp.	3,999	375,946
United Parcel Service, Inc., Class B(a)(e)	29,300	2,515,112

		3,268,862

Airlines — 0.8%
Alaska Air Group, Inc.*(a)	7,300	449,972
Delta Air Lines, Inc.*(a)	31,200	534,768
Japan Airlines Co. Ltd.(a)	99,904	5,062,582
JetBlue Airways Corp.*(a)	24,200	166,738
Republic Airways Holdings, Inc.*(a)	9,321	104,302
Southwest Airlines Co.(a)(e)	13,200	180,840
United Continental Holdings, Inc.*(a)	5,300	171,190
US Airways Group, Inc.*(a)	25,700	434,330

		7,104,722

Auto Components — 0.1%
Cooper Tire & Rubber Co.(a)	25,100	624,739
Lear Corp.(a)	3,300	190,674

	SHARES	VALUE
Auto Components (continued)
Standard Motor Products, Inc.(a)	10,700	$327,848

		1,143,261

Automobiles — 0.2%
General Motors Co.*(a)	38,495	1,187,185
Harley-Davidson, Inc.(e)	4,864	265,818

		1,453,003

Beverages — 2.5%
Anheuser-Busch InBev N.V.(a)	9,120	867,765
Anheuser-Busch InBev N.V. (ADR)(a)	49,787	4,760,634
Asahi Group Holdings Ltd.(a)	3,600	89,515
Beam, Inc.(a)	5,400	349,434
Brown-Forman Corp., Class B(a)	46,889	3,305,675
Cia Cervecerias Unidas S.A. (ADR)	600	20,718
Cia de Bebidas das Americas (ADR)	9,515	399,820
Coca-Cola Co./The(a)	1,600	67,728
Coca-Cola Enterprises, Inc.(a)	119,088	4,362,194
Constellation Brands, Inc., Class A*(a)	1,424	70,274
Cott Corp.(a)	274,877	3,009,903
Diageo plc (ADR)(e)	22,677	2,771,129
Fomento Economico Mexicano SAB de CV (ADR)	2,332	264,425
Heineken Holding N.V.(a)	500	30,066
Kirin Holdings Co. Ltd.(a)	8,000	140,083
PepsiCo, Inc.(a)	5,400	445,338
Pernod-Ricard S.A.(a)	15,500	1,918,796
SABMiller plc(a)	11,291	609,740
Tsingtao Brewery Co. Ltd., Class H(a)	44,000	295,123

		23,778,360

Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc.*	3,800	372,400
AMAG Pharmaceuticals, Inc.*	1,854	40,881

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Biotechnology (continued)
Amgen, Inc.(a)	4,185	$436,119
Arena Pharmaceuticals, Inc.*	24,000	197,760
BioMarin Pharmaceutical, Inc.*	5,821	381,858
Celgene Corp.*(a)	6,115	721,998
ChemoCentryx, Inc.*	2,400	29,832
Elan Corp. plc (ADR)*	65,942	771,521
Onyx Pharmaceuticals, Inc.*(a)	3,912	370,858
Pharmacyclics, Inc.*(e)	4,571	372,537
Puma Biotechnology, Inc.*(a)(e)	1,700	54,706
Trius Therapeutics, Inc.*(e)	29,100	202,827
United Therapeutics Corp.*(a)(e)	10,600	707,868
Vanda Pharmaceuticals, Inc.*(a)	8,800	42,768

		4,703,933

Building Products — 0.0%†
Masco Corp.(e)	17,890	347,782

Capital Markets — 0.5%
American Capital Ltd.*(a)	52,800	798,864
Ameriprise Financial, Inc.(a)	5,261	392,102
Arlington Asset Investment Corp., Class A(a)	12,013	325,432
Deutsche Bank AG(e)	675	31,084
Franklin Resources, Inc.	626	96,817
Goldman Sachs Group, Inc./The(a)(e)	6,886	1,005,839
Greenhill & Co., Inc.(e)	2,511	115,983
Invesco Ltd.	27,618	876,595
Legg Mason, Inc.	677	21,569
Morgan Stanley(a)	18,483	409,398
Northern Trust Corp.	7,030	379,058
Solar Capital Ltd.(a)	7,824	187,228
T Rowe Price Group, Inc.	5,246	380,335

		5,020,304

Chemicals — 2.5%
Agrium, Inc.	8,136	745,827
Air Products & Chemicals, Inc.(e)	4,007	348,449
Airgas, Inc.(a)(e)	32,657	3,156,299
Cabot Corp.	3,046	114,408
CF Industries Holdings, Inc.(a)	5,206	970,971

	SHARES	VALUE
Chemicals (continued)
Chemtura Corp.*(a)	6,000	$127,560
Cytec Industries, Inc.	3,082	224,555
Eastman Chemical Co.	4,800	319,920
Ecolab, Inc.(a)	2,313	195,726
FutureFuel Corp.(a)	21,400	262,150
Huntsman Corp.(a)	6,300	118,818
Innophos Holdings, Inc.(a)	36,031	1,848,751
Innospec, Inc.(a)(e)	5,500	242,055
International Flavors & Fragrances, Inc.	858	66,229
LyondellBasell Industries NV, Class A	4,700	285,290
OMNOVA Solutions, Inc.*(a)	139,500	930,465
PPG Industries, Inc.(a)	2,550	375,207
Praxair, Inc.(a)	6,394	730,834
Rockwood Holdings, Inc.(a)	37,221	2,415,271
Sherwin-Williams Co./The(a)	33,163	6,072,478
Sigma-Aldrich Corp.	1,012	79,634
Sociedad Quimica y Minera de Chile SA (ADR)	395	19,549
Valspar Corp./The	1,062	67,777
W.R. Grace & Co.*(a)	50,066	3,860,589

		23,578,812

Commercial Banks — 0.9%
Aozora Bank Ltd.(a)	745,000	2,330,871
Banco Latinoamericano de Comercio Exterior S.A., Class E(a)	10,993	249,431
BB&T Corp.(e)	24,526	754,665
CIT Group, Inc.*	6,572	279,376
Danske Bank A/S*(a)	80,962	1,530,256
HDFC Bank Ltd. (ADR)	445	18,886
HSBC Holdings plc (ADR)	6,866	376,669
PNC Financial Services Group, Inc./The	4,400	298,672
Regions Financial Corp.	48,192	409,150
SunTrust Banks, Inc.	146	4,271
Texas Capital Bancshares, Inc.*(e)	909	37,869
Wells Fargo & Co.(a)	65,520	2,488,449

		8,778,565

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Commercial Services & Supplies — 2.5%
ACCO Brands Corp.*(a)	117,887	$795,737
Avery Dennison Corp.(e)	813	33,699
Copart, Inc.*(a)	225,797	7,959,344
Iron Mountain, Inc.(a)	6,168	233,520
KAR Auction Services, Inc.(a)	180,000	4,026,600
Progressive Waste Solutions Ltd.(a)	100,000	2,226,000
R.R. Donnelley & Sons Co.(a)	73,526	905,105
Republic Services, Inc.(a)	55,000	1,874,400
Standard Parking Corp.*(a)	64,500	1,386,105
Tyco International Ltd.(a)	94,307	3,029,141
Waste Management, Inc.(a)	20,894	856,236

		23,325,887

Communications Equipment — 0.2%
Brocade Communications Systems, Inc.*(a)	90,100	524,383
F5 Networks, Inc.*	4,936	377,258
Juniper Networks, Inc.*	21,601	357,497
Motorola Solutions, Inc.(a)(e)	1,670	95,524
NETGEAR, Inc.*(e)	771	22,968
Plantronics, Inc.(a)	2,100	92,022
Polycom, Inc.*	12,354	129,717
Riverbed Technology, Inc.*	20,101	298,701

		1,898,070

Computers & Peripherals — 0.6%
3D Systems Corp.*(a)	6,100	233,264
Apple, Inc.	736	325,864
Cray, Inc.*(a)	18,200	385,112
Diebold, Inc.(a)(e)	1,677	49,119
Hewlett-Packard Co.(a)(e)	20,958	431,735
NetApp, Inc.*(a)(e)	97,791	3,411,927
SanDisk Corp.*(e)	6,922	362,990
Seagate Technology plc(a)(e)	1,600	58,720
Stratasys Ltd.*(a)	3,530	293,167
Western Digital Corp.(a)(e)	10,000	552,800

		6,104,698

	SHARES	VALUE
Construction & Engineering — 0.4%
AECOM Technology Corp.*(a)	15,200	$441,864
Great Lakes Dredge & Dock Corp.(a)	60,288	417,193
URS Corp.	74,077	3,253,462

		4,112,519

Construction Materials — 0.1%
Cemex SAB de CV (ADR)*(e)	23,095	259,819
Eagle Materials, Inc.	5,540	375,335

		635,154

Consumer Finance — 0.1%
Discover Financial Services(a)	12,059	527,461
Nelnet, Inc., Class A(a)	23,020	782,680

		1,310,141

Containers & Packaging — 1.6%
Boise, Inc.(a)	36,800	294,032
Crown Holdings, Inc.*(a)	45,000	1,920,600
Graphic Packaging Holding Co.*(a)	679,700	5,111,344
Greif, Inc., Class A(a)	35,000	1,685,950
MeadWestvaco Corp.	8,132	280,391
Rock Tenn Co., Class A(a)	39,399	3,945,416
Sonoco Products Co.(a)	56,000	1,962,240

		15,199,973

Diversified Consumer Services — 0.3%
DeVry, Inc.(e)	1,133	31,735
H&R Block, Inc.	7,687	213,237
Hillenbrand, Inc.(a)	104,406	2,623,723
Sotheby’s(e)	1,535	54,462

		2,923,157

Diversified Financial Services — 0.5%
Bank of America Corp.	28,768	354,134
Citigroup, Inc.(a)	17,509	816,970
CME Group, Inc.	4,727	287,685
JPMorgan Chase & Co.(a)	9,065	444,276
McGraw-Hill Cos., Inc./The(a)	27,451	1,485,374
Moody’s Corp.(a)	26,051	1,585,204
PHH Corp.*	1,327	27,973

		5,001,616

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Diversified Telecommunication Services — 0.3%
AT&T, Inc.(a)	4,384	$164,225
BCE, Inc.	2,703	126,663
Telecom Corp of New Zealand Ltd.(a)	13,500	30,090
Telefonica Brasil SA (ADR)(e)	7,249	192,678
tw telecom, inc.*(a)	5,102	138,162
Verizon Communications, Inc.(a)(e)	33,747	1,819,301

		2,471,119

Electric Utilities — 0.4%
American Electric Power Co., Inc.	7,308	375,850
Cia Energetica de Minas Gerais (ADR)(e)	17,914	229,837
Edison International(e)	5,639	303,378
Entergy Corp.	5,292	376,949
ITC Holdings Corp.	894	82,445
NV Energy, Inc.(a)	40,564	877,399
Pinnacle West Capital Corp.(a)(e)	3,964	241,408
Portland General Electric Co.(a)	25,300	815,925
UNS Energy Corp.	482	24,563
Xcel Energy, Inc.(a)(e)	2,610	82,972

		3,410,726

Electrical Equipment — 0.6%
Acuity Brands, Inc.	722	52,677
AMETEK, Inc.	8,139	331,339
Belden, Inc.(e)	684	33,803
Eaton Corp. plc(a)	35,680	2,191,109
Emerson Electric Co.	3,400	188,734
EnerSys, Inc.*(a)	54,000	2,475,360
General Cable Corp.*(e)	1,900	65,512
Regal-Beloit Corp.	1,207	94,894
Roper Industries, Inc.	2,066	247,197

		5,680,625

Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.*(a)	6,814	267,313
Avnet, Inc.*(a)	4,143	135,683
Benchmark Electronics, Inc.*(a)	9,600	171,264
Cognex Corp.(a)	5,870	233,039
Corning, Inc.(e)	26,023	377,334

	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	1,149	$27,932
Itron, Inc.*(a)	48,000	1,903,201
Jabil Circuit, Inc.	13,698	243,824
Sanmina Corp.*(a)	23,700	299,094
TE Connectivity Ltd.(e)	1,808	78,738
Tech Data Corp.*	588	27,477
Trimble Navigation Ltd.*	5,040	144,850

		3,909,749

Energy Equipment & Services — 1.2%
Dril-Quip, Inc.*	1,430	119,705
Ensco plc, Class A	6,652	383,687
Exterran Holdings, Inc.*(a)(e)	2,710	71,598
Halliburton Co.	9,020	385,785
Helmerich & Payne, Inc.(a)(e)	6,439	377,454
Hornbeck Offshore Services, Inc.*(a)	80,000	3,593,601
Nabors Industries Ltd.(a)(e)	3,754	55,522
National Oilwell Varco, Inc.	5,800	378,276
Ocean Rig UDW, Inc.*(a)	114,000	1,867,320
Schlumberger Ltd.	925	68,848
Superior Energy Services, Inc.*(a)	44,000	1,213,960
Transocean Ltd.*(a)(e)	9,259	476,561
Unit Corp.*(e)	394	16,560
Vantage Drilling Co.*(a)	1,268,000	2,142,921

		11,151,798

Food & Staples Retailing — 1.3%
Andersons, Inc./The(a)(e)	7,400	403,448
Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	3,745	208,072
Costco Wholesale Corp.(a)(e)	44,003	4,771,246
CVS Caremark Corp.(a)	3,000	174,540
FamilyMart Co. Ltd.(a)	800	36,559
Kroger Co./The	4,847	166,640
Lawson, Inc.(a)	600	47,269
Natural Grocers by Vitamin Cottage, Inc.*(a)	11,371	285,185

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Food & Staples Retailing (continued)
Pantry, Inc./The*(a)	14,209	$207,593
Roundy’s, Inc.(a)(e)	6,100	43,676
Seven & I Holdings Co. Ltd.(a)	2,400	92,076
Shoprite Holdings Ltd.(a)	29,000	549,686
Sysco Corp.(a)(e)	9,766	340,443
Tesco plc(a)	330,520	1,879,863
United Natural Foods, Inc.*(e)	1,843	92,039
Wal-Mart Stores, Inc.(a)	32,435	2,520,848

		11,819,183

Food Products — 1.7%
Ajinomoto Co., Inc.(a)	2,700	37,030
ConAgra Foods, Inc.	12,600	445,662
Darling International, Inc.*(a)	100,000	1,851,000
DE Master Blenders 1753 N.V.*(a)	249,576	3,957,296
Dean Foods Co.*(a)	8,289	158,651
Hain Celestial Group, Inc./The*	103	6,721
Ingredion, Inc.(a)	14,106	1,015,773
JM Smucker Co./The	3,276	338,181
Kellogg Co.(e)	2,885	187,640
Kewpie Corp.(a)	1,100	16,598
Lindt & Spruengli AG(a)	8	355,991
McCormick & Co., Inc./MD(e)	4,463	321,068
Mead Johnson Nutrition Co.(a)	3,843	311,629
Mondelez International, Inc., Class A(a)	33,748	1,061,375
Nestle S.A. (ADR)(a)	30,550	2,176,077
Sanderson Farms, Inc.(a)(e)	3,800	232,788
Smithfield Foods, Inc.*(e)	476	12,186
Tingyi Cayman Islands Holding Corp.(a)	25,300	69,932
Tyson Foods, Inc., Class A(a)	17,500	431,025
Unilever N.V. (NYRS)(a)(e)	57,289	2,433,637
Unilever plc (ADR)(e)	3,312	143,476
Want Want China Holdings Ltd.(a)	52,000	82,421

		15,646,157

	SHARES	VALUE
Gas Utilities — 0.1%
AGL Resources, Inc.	579	$25,389
Laclede Group, Inc./The(a)(e)	12,022	561,548
National Fuel Gas Co.(e)	850	53,312

		640,249

Health Care Equipment & Supplies — 1.0%
Alere, Inc.*(a)	116,000	2,978,880
Baxter International, Inc.	5,314	371,289
Becton Dickinson and Co.(a)(e)	26,172	2,468,020
CareFusion Corp.*(a)	8,026	268,389
CONMED Corp.(a)	29,000	908,570
Cooper Cos., Inc./The	521	57,518
Covidien plc	5,942	379,337
Cyberonics, Inc.*	2,723	118,233
Edwards Lifesciences Corp.*(e)	82	5,231
Integra LifeSciences Holdings Corp.*	21,900	767,157
Intuitive Surgical, Inc.*	377	185,593
Medtronic, Inc.	8,005	373,673
NuVasive, Inc.*(a)	6,600	138,402
Teleflex, Inc.	1,837	143,525
Thoratec Corp.*	2,488	90,066

		9,253,883

Health Care Providers & Services — 1.5%
Aetna, Inc.(a)	134,459	7,723,326
AmerisourceBergen Corp.(a)	56,468	3,056,048
Brookdale Senior Living, Inc.*	6,313	162,812
Cardinal Health, Inc.	8,447	373,526
Centene Corp.*	4,079	188,450
Community Health Systems, Inc.(a)	5,800	264,306
DaVita HealthCare Partners, Inc.*(a)	3,150	373,748
Emeritus Corp.*	852	21,896
Express Scripts Holding Co.*(a)	6,416	380,918
Gentiva Health Services, Inc.*(a)(e)	4,400	46,156
Health Net, Inc./CA*	3,745	110,103
Humana, Inc.(a)	6,728	498,612
Laboratory Corp of America Holdings*	622	58,070

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Health Care Providers & Services (continued)
McKesson Corp.(e)	3,588	$379,682
Molina Healthcare, Inc.*(e)	5,892	195,614
Quest Diagnostics, Inc.	158	8,900
Select Medical Holdings Corp.(a)	24,100	198,825
UnitedHealth Group, Inc.	3,711	222,400
WellCare Health Plans, Inc.*	878	51,196

		14,314,588

Health Care Technology — 0.1%
MedAssets, Inc.*(a)	39,600	741,708
Quality Systems, Inc.	2,599	46,444

		788,152

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc.*(a)(e)	17,155	588,417
Bravo Brio Restaurant Group, Inc.*(a)(e)	44,659	759,203
Buffalo Wild Wings, Inc.*(a)(e)	5,900	531,000
Carnival Corp.(e)	10,769	371,638
Darden Restaurants, Inc.(e)	7,357	379,842
Domino’s Pizza, Inc.(a)	41,731	2,303,551
Fiesta Restaurant Group, Inc.*(a)	7,300	198,998
International Game Technology(a)	93,631	1,587,045
Life Time Fitness, Inc.*	143	6,604
McDonald’s Corp.(a)	28,398	2,900,572
MGM Resorts International*	4,800	67,776
Panera Bread Co., Class A*(a)(e)	2,718	481,711
Royal Caribbean Cruises Ltd.(a)(e)	10,347	377,976
Six Flags Entertainment Corp.(e)	2,966	216,132
Starbucks Corp.(a)	3,600	219,024
Texas Roadhouse, Inc.(a)(e)	23,600	554,600
Tim Hortons, Inc.	1,772	96,007
Vail Resorts, Inc.	206	12,422
Wyndham Worldwide Corp.	1,224	73,538
Wynn Resorts Ltd.	552	75,790
Yum! Brands, Inc.(a)	59,590	4,059,271

		15,861,117

	SHARES	VALUE
Household Durables — 0.1%
Mohawk Industries, Inc.*	3,337	$370,006
Tempur-Pedic International, Inc.*	2,426	117,661
Whirlpool Corp.(a)	3,227	368,782

		856,449

Household Products — 0.4%
Central Garden and Pet Co.*(a)	54,900	480,375
Central Garden and Pet Co., Class A*	55,200	485,760
Colgate-Palmolive Co.(a)	19,521	2,331,002
Energizer Holdings, Inc.	130	12,557
Procter & Gamble Co./The(a)	5,800	445,266
Vinda International Holdings Ltd.(a)	15,000	19,600

		3,774,560

Independent Power Producers & Energy Traders — 0.1%
AES Corp.(a)	42,000	582,120
NRG Energy, Inc.(a)	13,402	373,514

		955,634

Industrial Conglomerates — 0.1%
Jardine Matheson Holdings Ltd.(a)	8,754	568,397
Koninklijke Philips Electronics NV (NYRS)	4,036	111,394
Siemens AG (ADR)(e)	2,504	261,693

		941,484

Insurance — 1.3%
ACE Ltd.	4,216	375,814
Aflac, Inc.	726	39,523
Allied World Assurance Co. Holdings AG(a)	8,100	735,561
Allstate Corp./The	19	936
American Financial Group, Inc./OH(a)	6,800	328,236
American International Group, Inc.*(a)	64,405	2,667,655
Aon plc	1,746	105,371
Arthur J Gallagher & Co.	2,673	113,469
Axis Capital Holdings Ltd.(a)	12,000	535,560
Berkshire Hathaway, Inc., Class B*(a)	14,244	1,514,422

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Cincinnati Financial Corp.(e)	226	$11,054
Endurance Specialty Holdings Ltd.(e)	18	881
Hanover Insurance Group, Inc./The(a)	747	37,671
Hartford Financial Services Group, Inc.(a)	11,191	314,355
Loews Corp.	7,421	331,496
Marsh & McLennan Cos., Inc.	9,978	379,264
MBIA, Inc.*	11,880	112,385
Mercury General Corp.	2,089	95,488
MetLife, Inc.	9,578	373,446
NKSJ Holdings, Inc.(a)	86,900	2,200,023
PartnerRe Ltd.(a)	6,704	632,455
Platinum Underwriters Holdings Ltd.(e)	1,325	75,194
Protective Life Corp.(e)	3,300	125,598
Prudential Financial, Inc.	6,219	375,752
Reinsurance Group of America, Inc.(a)	2,300	143,865
RenaissanceRe Holdings Ltd.	3,324	312,090
StanCorp Financial Group, Inc.	75	3,239
Torchmark Corp.(e)	358	22,221
Travelers Cos., Inc./The(e)	2,975	254,095
Unum Group(a)	600	16,734
Validus Holdings Ltd.(a)	6,872	265,328

		12,499,181

Internet & Catalog Retail — 1.3%
Expedia, Inc.(a)(e)	82,371	4,599,597
Groupon, Inc.*(a)	1,153,833	7,038,380
priceline.com, Inc.*(a)	534	371,659

		12,009,636

Internet Software & Services — 1.2%
AOL, Inc.*	1,410	54,482
eBay, Inc.*	5,371	281,387
Equinix, Inc.*	1,100	235,510
Google, Inc., Class A*	457	376,828
IAC/InterActiveCorp(a)	1,350	63,545
NetEase, Inc. (ADR)	1,560	87,968
Rackspace Hosting, Inc.*(e)	7,789	375,430
SINA Corp./China*	4,125	232,320

	SHARES	VALUE
Internet Software & Services (continued)
United Online, Inc.(a)	34,100	$231,880
ValueClick, Inc.*(a)	5,600	172,816
VeriSign, Inc.*(a)	163,795	7,546,036
Yahoo!, Inc.*(a)	78,431	1,939,599

		11,597,801

IT Services — 1.1%
Amdocs Ltd.	150	5,355
Booz Allen Hamilton Holding Corp.(a)(e)	11,600	176,204
CACI International, Inc., Class A*(a)(e)	13,500	789,615
Cardtronics, Inc.*(a)	80,000	2,240,800
Cognizant Technology Solutions Corp., Class A*	5,959	386,143
Computer Sciences Corp.(a)	23,787	1,114,421
CoreLogic, Inc.*(a)	6,223	169,763
CSG Systems International, Inc.*(a)(e)	15,100	326,311
DST Systems, Inc.	433	29,942
Heartland Payment Systems, Inc.	1,758	57,821
Jack Henry & Associates, Inc.	975	45,240
Lender Processing Services, Inc.(a)	9,945	275,874
Mastercard, Inc., Class A(a)(e)	5,000	2,764,649
NeuStar, Inc., Class A*(a)(e)	6,600	289,542
Teradata Corp.*	7,271	371,330
Total System Services, Inc.	4,074	96,228
Unisys Corp.*(a)	19,700	376,861
VeriFone Systems, Inc.*	16,793	360,714
Western Union Co./The	13,513	200,128

		10,076,941

Leisure Equipment & Products — 0.0%†
Mattel, Inc.	8,368	382,083
Polaris Industries, Inc.	703	60,592

		442,675

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	33,977	1,408,006
Bio-Rad Laboratories, Inc., Class A*(a)	1,030	123,343

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*(a)	5,680	$247,023
Furiex Pharmaceuticals, Inc.*(a)	3,320	112,714
Mettler-Toledo International, Inc.*	11	2,299
PAREXEL International Corp.*(e)	1,298	53,153
PerkinElmer, Inc.	5,758	176,483

		2,123,021

Machinery — 0.9%
Caterpillar, Inc.	5,400	457,218
Columbus McKinnon Corp./NY*(a)	111,888	2,101,258
Crane Co.(a)	10,790	580,826
Donaldson Co., Inc.(e)	2,689	97,826
Dover Corp.	5,379	371,043
FANUC Corp.(a)	1,600	241,268
Flowserve Corp.	1,233	194,962
Hyster-Yale Materials Handling, Inc.(a)	9,855	514,332
Ingersoll-Rand plc(a)(e)	33,472	1,800,794
John Bean Technologies Corp.(a)	10,355	214,763
KUKA AG*(a)	5,200	234,891
Lindsay Corp.	802	61,610
Nordson Corp.(e)	360	25,016
Pall Corp.(e)	1,155	77,050
Parker Hannifin Corp.	4,221	373,854
Pentair Ltd.(a)	6,875	373,656
Proto Labs, Inc.*(a)	5,070	258,976
SPX Corp.	3,097	230,757
Stanley Black & Decker, Inc.(e)	1,001	74,885
Toro Co./The	89	4,006
WABCO Holdings, Inc.*	3,147	227,308

		8,516,299

Media — 2.4%
AMC Networks, Inc., Class A*(a)	4,216	265,650
Belo Corp., Class A(a)(e)	20,900	224,048
Cinemark Holdings, Inc.(a)	4,800	148,272
Cogeco Cable, Inc.(a)	60,000	2,670,505
Comcast Corp., Class A(a)	57,843	2,388,916
DIRECTV*(a)	900	50,904

	SHARES	VALUE
Media (continued)
DISH Network Corp., Class A	2,400	$94,056
Gray Television, Inc.*	6,600	41,910
Grupo Televisa SAB (ADR)	4,966	125,739
Lamar Advertising Co., Class A*	5,440	254,701
Liberty Global, Inc., Class A*	77	5,572
Liberty Media Corp., Class A*(a)	11,490	1,319,971
LIN TV Corp., Class A*	4,946	60,885
Madison Square Garden Co./The, Class A*	1,566	94,383
News Corp., Class A(a)	100,929	3,125,771
Nexstar Broadcasting Group, Inc., Class A(a)	20,636	502,487
Reed Elsevier N.V.(a)	122,863	1,993,431
Scripps Networks Interactive, Inc., Class A	4,711	313,658
Sirius XM Radio, Inc.(a)	537,744	1,747,668
Time Warner Cable, Inc.	3,979	373,588
Tribune Co.*(a)	13,415	761,301
Virgin Media, Inc.(a)	73,702	3,595,185
Walt Disney Co./The(a)	31,614	1,986,624

		22,145,225

Metals & Mining — 0.2%
Agnico Eagle Mines Ltd.	12,032	388,514
ArcelorMittal (NYRS)(e)	289	3,610
Barrick Gold Corp.	5,814	114,594
BHP Billiton plc (ADR)(e)	3,304	186,775
Cia de Minas Buenaventura SA (ADR)	8,374	167,647
Cliffs Natural Resources, Inc.(e)	17,253	368,179
Compass Minerals International, Inc.	475	41,107
Kinross Gold Corp.	300	1,632
Royal Gold, Inc.(e)	5,326	296,019
Southern Copper Corp.(e)	965	32,163
Ternium SA (ADR)(e)	2,097	49,091

		1,649,331

Multiline Retail — 1.0%
Dillard’s, Inc., Class A(a)	1,398	115,209
Dollar General Corp.*(a)	91,465	4,764,411
Dollar Tree, Inc.*(a)	1,260	59,926

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Multiline Retail (continued)
Gordmans Stores, Inc.*	500	$5,640
Kohl’s Corp.(a)(e)	27,200	1,280,032
Macy’s, Inc.(a)	36,269	1,617,597
Nordstrom, Inc.(a)(e)	30,032	1,699,511
Sears Holdings Corp.*(a)	757	38,864

		9,581,190

Multi-Utilities — 0.1%
Alliant Energy Corp.	2,623	140,357
Ameren Corp.(a)	6,747	244,579
DTE Energy Co.	2,414	175,932
Integrys Energy Group, Inc.	955	58,790
National Grid plc (ADR)	1,691	107,852
Sempra Energy	4,546	376,636

		1,104,146

Oil, Gas & Consumable Fuels — 3.3%
Alon USA Energy, Inc.(a)	19,261	319,733
Alpha Natural Resources, Inc.*	33,491	248,503
Anadarko Petroleum Corp.	4,400	372,944
Apache Corp.	3,200	236,416
Cabot Oil & Gas Corp.	4,503	306,429
Cimarex Energy Co.(e)	5,158	377,462
ConocoPhillips(e)	5,453	329,634
Continental Resources, Inc./OK*	7,453	595,644
Cosan Ltd., Class A	2,682	55,652
Delek US Holdings, Inc.(a)	13,700	494,433
Enbridge, Inc.(a)	19,550	930,580
Energen Corp.	3,241	153,688
Energy Transfer Equity LP	13,500	792,180
Energy XXI Bermuda Ltd.(e)	7,893	179,487
EOG Resources, Inc.	286	34,652
EPL Oil & Gas, Inc.*(a)	2,400	78,408
EQT Corp.	4,950	371,844
Gran Tierra Energy, Inc.*(a)	111,700	617,701
Halcon Resources Corp.*(a)	200,000	1,308,000
Hess Corp.(a)	26,428	1,907,573
Inpex Corp.(a)	94	453,198
Kinder Morgan Management LLC*	245	21,626
Kinder Morgan, Inc.(a)	86,268	3,373,079
Laredo Petroleum Holdings, Inc.*(a)	89,200	1,534,240
Marathon Petroleum Corp.(a)	6,300	493,668

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	6,025	$374,092
Newfield Exploration Co.*(a)	10,189	222,018
PDC Energy, Inc.*	3,097	134,100
Peabody Energy Corp.(a)	23,427	469,946
Pembina Pipeline Corp.(a)	15,150	497,306
Phillips 66	5,000	304,750
Plains All American Pipeline LP	8,175	469,409
QEP Resources, Inc.(a)	220,417	6,328,171
Rosetta Resources, Inc.*(a)(e)	8,147	349,588
Royal Dutch Shell plc (ADR)	4,453	302,670
Royal Dutch Shell plc, Class A(a)	35,663	1,213,377
SM Energy Co.	6,037	368,257
Southwestern Energy Co.*(e)	8,547	319,829
Spectra Energy Corp.(a)	38,031	1,199,117
Stone Energy Corp.*(e)	4,203	82,925
Teekay Corp.	91	3,240
Tesoro Corp.(a)(e)	13,700	731,580
TransCanada Corp.(a)	18,700	925,837
Valero Energy Corp.(a)	9,200	370,944
Western Refining, Inc.(a)(e)	2,800	86,548
Whiting Petroleum Corp.*(a)	10,210	454,345

		30,794,823

Paper & Forest Products — 0.1%
Domtar Corp.	436	30,306
International Paper Co.(a)	15,804	742,472
KapStone Paper and Packaging Corp.(a)	2,100	62,118
Schweitzer-Mauduit International, Inc.(a)	2,400	96,696

		931,592

Personal Products — 0.1%
Avon Products, Inc.	2,900	67,164
Herbalife Ltd.(a)	678	26,923
Medifast, Inc.*(a)	3,800	99,560
Pola Orbis Holdings, Inc.(a)	1,200	42,468
Prestige Brands Holdings, Inc.*(a)	13,800	371,910

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Personal Products (continued)
Shiseido Co. Ltd.(a)	11,400	$163,016

		771,041

Pharmaceuticals — 0.4%
Actavis, Inc.*	3,190	337,279
Aspen Pharmacare Holdings, Ltd.*(a)	15,080	327,530
AstraZeneca plc (ADR)	260	13,499
Auxilium Pharmaceuticals, Inc.*(a)(e)	3,300	49,269
Jazz Pharmaceuticals plc*	4,235	247,112
Merck & Co., Inc.(a)	7,841	368,527
Mylan, Inc./PA*(e)	4,849	141,154
Novartis AG (ADR)(e)	3,112	229,541
Perrigo Co.	1,806	215,654
Roche Holding AG(a)	2,250	562,379
Sawai Pharmaceutical Co. Ltd.(a)	800	103,236
Shire plc (ADR)	2,893	270,901
Sucampo Pharmaceuticals, Inc., Class A*(a)	12,000	114,120
Teva Pharmaceutical Industries Ltd. (ADR)(e)	9,679	370,609
Transcept Pharmaceuticals, Inc.*(e)	4,000	15,840
Warner Chilcott plc, Class A(a)(e)	53,900	775,083

		4,141,733

Professional Services — 0.4%
Barrett Business Services, Inc.(a)	3,600	190,584
Equifax, Inc.(e)	5,722	350,186
IHS, Inc., Class A*	2,071	201,778
Verisk Analytics, Inc., Class A*(a)	46,973	2,878,975

		3,621,523

Real Estate Investment Trusts (REITs) — 0.5%
Advance Residence Investment Corp.	66	157,815
CBL & Associates Properties, Inc.(a)	9,200	222,088
Corio N.V.(a)	1,030	47,727
Cousins Properties, Inc.(a)	15,800	172,536
First Industrial Realty Trust, Inc.(e)	17,400	312,156

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Japan Real Estate Investment Corp.	12	$160,763
Japan Retail Fund Investment Corp.	65	154,024
Nippon Building Fund, Inc.	11	158,199
RLJ Lodging Trust(a)(e)	10,000	230,400
Ryman Hospitality Properties	1,600	71,136
Simon Property Group, Inc.(a)	2,160	384,631
Spirit Realty Capital, Inc.(a)	32,560	701,017
Tanger Factory Outlet Centers(a)(e)	11,400	423,168
Taubman Centers, Inc.(a)	9,600	820,896
Unibail-Rodamco SE(a)	1,030	269,257
United Urban Investment Corp.	96	158,055

		4,443,868

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A*(a)	126,448	3,062,571
Deutsche Euroshop AG(a)	500	21,423
Deutsche Wohnen AG(a)	1,100	19,397
GAGFAH S.A.*(a)	1,700	21,940
GSW Immobilien AG(a)	500	20,064
Heiwa Real Estate Co. Ltd.(a)	1,800	45,607
Jones Lang LaSalle, Inc.	541	53,570
Mitsubishi Estate Co. Ltd.(a)	6,000	194,799
Mitsui Fudosan Co. Ltd.(a)	6,000	203,724
Sumitomo Realty & Development Co. Ltd.(a)	4,000	188,747
TAG Immobilien AG(a)	1,700	20,597
Tokyo Tatemono Co. Ltd.(a)	23,000	212,576
Tokyu Land Corp.(a)	19,000	232,908

		4,297,923

Road & Rail — 1.5%
AMERCO(a)(e)	2,850	457,995
Canadian National Railway Co.	3,872	379,379
Canadian Pacific Railway Ltd.(a)	23,872	2,974,929
Celadon Group, Inc.(a)(e)	14,800	248,492
Genesee & Wyoming, Inc., Class A*(e)	2,860	243,672

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Road & Rail (continued)
Hertz Global Holdings, Inc.*(a)	165,668	$3,989,285
Quality Distribution, Inc.*(a)	300,000	2,388,000
Ryder System, Inc.	3,634	211,026
Saia, Inc.*(a)	10,198	417,302
Swift Transportation Co.*(a)(e)	1,500	21,030
Union Pacific Corp.(a)	18,104	2,678,668

		14,009,778

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	8,589	377,830
Avago Technologies Ltd.(a)	33,647	1,075,359
Broadcom Corp., Class A	4,288	154,368
Cirrus Logic, Inc.*(e)	14,824	286,251
Freescale Semiconductor Ltd.*(a)(e)	13,000	201,240
Kulicke & Soffa Industries, Inc.*(a)	33,100	382,636
Marvell Technology Group Ltd.(a)	42,305	455,202
Maxim Integrated Products, Inc.	11,239	347,622
NXP Semiconductor NV*	16,586	456,944
Silicon Laboratories, Inc.*	410	16,281
Spansion, Inc., Class A*(a)(e)	29,048	377,334
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,915	379,978
Ultratech, Inc.*	249	7,338
Xilinx, Inc.(e)	7,837	297,101

		4,815,484

Software — 0.7%
Activision Blizzard, Inc.	18,300	273,585
ANSYS, Inc.*(a)(e)	3,200	258,752
Autodesk, Inc.*(e)	4,307	169,610
AVG Technologies N.V.*(a)(e)	47,690	778,301
CA, Inc.	4,600	124,062
Check Point Software Technologies Ltd.*	8,221	383,263
Citrix Systems, Inc.*	6,033	375,072
CommVault Systems, Inc.*	4,498	330,783

	SHARES	VALUE
Software (continued)
Informatica Corp.*(e)	8,189	$269,664
Intuit, Inc.(e)	5,787	345,137
Manhattan Associates, Inc.*	500	35,105
Monotype Imaging Holdings, Inc.(a)(e)	2,340	54,265
Netscout Systems, Inc.*(a)	15,100	344,431
Oracle Corp.(a)	11,631	381,264
PTC, Inc.*(a)	10,200	244,902
Rovi Corp.*(a)	32,808	767,379
Salesforce.com, Inc.*	1,873	76,999
SolarWinds, Inc.*	4,991	253,792
Solera Holdings, Inc.(a)(e)	3,018	173,776
Sourcefire, Inc.*	2,006	95,807
Symantec Corp.*(a)	13,000	315,900
Synopsys, Inc.*(a)	5,364	190,797
TIBCO Software, Inc.*	11,686	226,825
VMware, Inc., Class A*(e)	5,263	371,042

		6,840,513

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(a)	13,500	669,060
Advance Auto Parts, Inc.	4,516	378,802
Aeropostale, Inc.*(e)	11,470	168,150
ANN, Inc.*(a)	6,583	194,462
AutoNation, Inc.*(a)	3,295	149,955
AutoZone, Inc.*(a)(e)	6,537	2,674,221
Best Buy Co., Inc.(a)(e)	10,700	278,093
Cabela’s, Inc.*(a)	12,800	821,760
CarMax, Inc.*	1,415	65,147
Chico’s FAS, Inc.(a)	13,900	253,953
Children’s Place Retail Stores, Inc./The*(a)	10,800	528,336
Dick’s Sporting Goods, Inc.(a)	1,575	75,758
DSW, Inc., Class A(e)	3,434	227,056
Express, Inc.*(a)	35,900	653,739
Foot Locker, Inc.(a)	31,455	1,096,836
Francesca’s Holdings Corp.*(a)(e)	20,800	594,048
Gap, Inc./The(a)	9,997	379,786
Group 1 Automotive, Inc.(a)(e)	7,000	423,360
Haverty Furniture Cos., Inc.(a)	7,976	189,669
Home Depot, Inc./The(a)	80,006	5,868,439
L Brands, Inc.	198	9,981
Lithia Motors, Inc., Class A(a)(e)	13,200	653,664

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Lowe’s Cos., Inc.	9,803	$376,631
Lumber Liquidators Holdings, Inc.*(e)	4,361	357,428
Men’s Wearhouse, Inc./The(a)(e)	15,400	515,900
O’Reilly Automotive, Inc.*(a)(e)	3,000	321,960
Penske Automotive Group, Inc.(e)	1,987	61,438
PetSmart, Inc.(a)	5,612	382,963
Restoration Hardware Holdings, Inc.*(a)	24,894	969,621
Sears Hometown and Outlet Stores, Inc.*(a)	6,074	270,961
Select Comfort Corp.*(a)(e)	879	18,652
Signet Jewelers Ltd.	1,116	76,703
Tiffany & Co.(a)(e)	34,146	2,515,877
Tile Shop Holdings, Inc.*(a)(e)	54,091	1,341,457
TJX Cos., Inc.(a)	2,191	106,855
Ulta Salon Cosmetics & Fragrance, Inc.*	4,324	378,999
Urban Outfitters, Inc.*(a)	21,268	881,343
Vitamin Shoppe, Inc.*	3,537	173,843
West Marine, Inc.*(a)	2,000	23,658

		25,128,564

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.*	2,104	137,581
Cie Financiere Richemont SA, Class A(a)	12,959	1,046,699
Coach, Inc.	1,800	105,948
Fossil, Inc.*	3,935	386,102
Gildan Activewear, Inc.	2,472	99,449
Hanesbrands, Inc.*(a)	4,800	240,768
Michael Kors Holdings Ltd.*(a)	23,000	1,309,619
PVH Corp.(a)	3,279	378,429
Ralph Lauren Corp.	1,988	360,981
Skechers U.S.A., Inc., Class A*(a)	1,329	27,617

		4,093,193

Thrifts & Mortgage Finance — 0.0%†
Ocwen Financial Corp.*(a)	6,637	242,781
Washington Federal, Inc.(a)	7,200	123,624

		366,405

	SHARES	VALUE
Tobacco — 0.8%
Altria Group, Inc.(a)	32,000	$1,168,320
British American Tobacco plc(a)	10,640	589,406
Japan Tobacco, Inc.(a)	32,300	1,220,962
Lorillard, Inc.(a)	27,300	1,170,897
Philip Morris International, Inc.(a)	16,700	1,596,354
Reynolds American, Inc.(a)	25,000	1,185,500
Universal Corp.(a)(e)	5,600	322,280

		7,253,719

Trading Companies & Distributors — 0.1%
DXP Enterprises, Inc.*(a)(e)	1,400	93,632
MSC Industrial Direct Co., Inc., Class A(a)(e)	5,244	413,227
Rush Enterprises, Inc., Class A*(e)	2,974	68,075
TAL International Group, Inc.(e)	962	39,827
WESCO International, Inc.*(e)	5,334	382,394

		997,155

Water Utilities — 0.0%†
American Water Works Co., Inc.(a)	5,083	212,877

Wireless Telecommunication Services — 0.8%
Crown Castle International Corp.*(e)	4,846	373,142
MetroPCS Communications, Inc.*(a)	16,600	196,544
MTN Group Ltd.(a)	28,320	510,571
NTT DOCOMO, Inc.(a)	100	165,154
SBA Communications Corp., Class A*(e)	10,715	846,378
Sprint Nextel Corp.*(a)	384,063	2,707,643
Tim Participacoes SA (ADR)*	894	18,649
Vodacom Group Ltd.(a)	20,370	238,829
Vodafone Group plc (ADR)	79,879	2,443,498

		7,500,408
TOTAL COMMON STOCKS (cost $429,993,641)		461,901,302

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
PREFERRED STOCKS — 0.6%
Automobiles — 0.5%
Porsche Automobil Holding SE(a)	57,052	$4,469,759

Consumer Finance — 0.1%
Ally Financial, Inc.*(a)(b)	1,000	986,906
TOTAL PREFERRED STOCKS (cost $5,469,615)		5,456,665
EXCHANGE TRADED FUNDS — 1.0%
ETFS Brent 1mth Oil Securities*(a)	25,400	1,593,850
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	2,015,145
PowerShares S&P 500 Low Volatility Portfolio	142,000	4,569,560
SPDR Gold Shares*(a)	7,300	1,042,221
TOTAL EXCHANGE TRADED FUNDS (cost $9,496,187)		9,220,776

	PRINCIPAL AMOUNT
CORPORATE BONDS — 14.1%
Airlines — 0.3%
American Airlines 2011-1 Class B Pass Through Trust 7.00%, 1/31/2018(a)(b)	$2,365,597	2,540,060
American Airlines 2011-2 Class A Pass Through Trust 8.63%, 10/15/2021	239,734	253,518
American Airlines, Inc. 13.00%, 8/1/2016(a)	331,423	352,551

		3,146,129

Auto Components — 0.2%
Continental Rubber of America Corp. 4.50%, 9/15/2019(a)(b)	1,000,000	1,037,500
Goodyear Tire & Rubber Co./The 6.50%, 3/1/2021	1,000,000	1,050,000

		2,087,500

	PRINCIPAL AMOUNT	VALUE
Automobiles — 0.2%
Fiat Industrial Finance Europe S.A. 6.25%, 3/9/2018(a)	$1,000,000	$1,504,089

Beverages — 0.5%
Constellation Brands, Inc. 6.00%, 5/1/2022	3,694,000	4,275,805

Building Products — 0.6%
Reliance Intermediate Holdings LP 9.50%, 12/15/2019(a)(b)	5,000,000	5,526,500

Capital Markets — 0.1%
Nuveen Investments, Inc. 9.13%, 10/15/2017(a)(b)	1,000,000	1,072,500

Chemicals — 2.2%
Ashland, Inc.(b) 4.75%, 8/15/2022(b)	1,800,000	1,890,000
6.88%, 5/15/2043(a)(b)	3,830,000	4,327,900
Basell Finance Co. BV 8.10%, 3/15/2027(b)	7,422,000	10,264,390
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018(a)	4,296,000	4,585,980

		21,068,270

Commercial Banks — 0.4%
Bank of Ireland 10.00%, 7/30/2016(a)	1,000,000	1,387,192
CIT Group, Inc. 5.00%, 5/15/2017(a)	1,000,000	1,100,000
KBC Bank N.V. 8.00%, 1/25/2023(a)(c)	1,000,000	1,035,000

		3,522,192

Commercial Services & Supplies — 0.7%
Clean Harbors, Inc. 5.13%, 6/1/2021(a)(b)	5,000,000	5,250,000
George Washington University./The 4.36%, 9/15/2043(a)	202,000	213,386

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Commercial Services & Supplies (continued)
Iron Mountain, Inc. 5.75%, 8/15/2024(a)	$1,000,000	$1,033,750
Johns Hopkins University 4.08%, 7/1/2053(a)	202,000	215,850

		6,712,986

Communications Equipment — 0.1%
Avaya, Inc. 10.50%, 3/1/2021(a)(b)	1,000,000	935,000

Containers & Packaging — 0.4%
Rock Tenn Co. 4.90%, 3/1/2022	2,157,000	2,402,142
Sealed Air Corp. 8.13%, 9/15/2019(a)(b)	1,000,000	1,150,000

		3,552,142

Diversified Telecommunication Services — 0.9%
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(a)(b)	2,000,000	2,789,999
tw telecom holdings, inc. 5.38%, 10/1/2022(a)	1,000,000	1,052,500
UPC Holding BV 6.38%, 9/15/2022(a)	1,000,000	1,333,412
Windstream Corp. 7.00%, 3/15/2019(a)	1,000,000	1,027,500
Zayo Group LLC / Zayo Capital, Inc. 10.13%, 7/1/2020(a)	2,290,000	2,705,063

		8,908,474

Electronic Equipment & Instruments — 0.2%
Techem GmbH 6.13%, 10/1/2019(a)	1,000,000	1,432,367

Electronic Equipment, Instruments & Components — 0.1%
Sanmina Corp. 7.00%, 5/15/2019(a)(b)	1,000,000	1,072,500

Energy Equipment & Services — 0.1%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021(a)(b)	450,000	456,750

	PRINCIPAL AMOUNT	VALUE
Food & Staples Retailing — 0.2%
CVS Pass-Through Trust 5.88%, 1/10/2028(a)	$1,666,528	$1,958,022

Gas Utilities — 0.1%
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(b)	1,000,000	1,037,500

Health Care Providers & Services — 0.2%
HealthSouth Corp. 5.75%, 11/1/2024(a)	1,000,000	1,031,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75%, 2/1/2019(a)	1,000,000	1,091,250

		2,122,500

Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Operating Co., Inc. 8.50%, 2/15/2020(a)	1,000,000	972,500
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, 2/15/2020(a)(b)	100,000	99,250
Carlson Wagonlit BV 7.50%, 6/15/2019(a)	1,000,000	1,437,306
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 1/15/2017(a)	2,818,000	3,135,025

		5,644,081

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc. 6.63%, 3/15/2023(a)(b)	2,000,000	2,182,500

Insurance — 0.3%
Hub International Ltd. 8.13%, 10/15/2018(a)(b)	1,000,000	1,080,000
Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 11/16/2015(a)(c)	1,000,000	1,330,119

		2,410,119

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 2/15/2023(a)	$250,000	$252,813
Cinemark USA, Inc. 5.13%, 12/15/2022(a)(b)	500,000	520,000
Intelsat Luxembourg SA 11.25%, 2/4/2017	4,500,000	4,809,374
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 9/15/2022(a)	1,000,000	1,345,910

		6,928,097

Metals & Mining — 0.9%
Barrick Gold Corp. 5.80%, 11/15/2034	4,680,000	4,883,217
Cliffs Natural Resources, Inc. 3.95%, 1/15/2018	2,879,000	2,918,986
Northland Resources AB 13.00%, 3/6/2017(a)(b)	1,000,000	515,000

		8,317,203

Oil & Gas — 0.2%
Offshore Group Investment Ltd. 7.50%, 11/1/2019(a)(b)	1,000,000	1,081,382
Pacific Drilling V Ltd. 7.25%, 12/1/2017(a)(b)	1,000,000	1,065,021

		2,146,403

Oil, Gas & Consumable Fuels — 1.8%
Continental Resources, Inc./OK 4.50%, 4/15/2023(b)	5,000,000	5,331,249
Energy Transfer Partners LP 5.15%, 2/1/2043	3,455,000	3,612,116
Nexen, Inc. 5.88%, 3/10/2035(a)	3,454,000	4,236,562

	PRINCIPAL AMOUNT	VALUE
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co. 6.75%, 2/1/2022(a)	$3,370,000	$3,829,163

		17,009,090

Paper & Forest Products — 0.2%
Smurfit Kappa Acquisitions 5.13%, 9/15/2018(a)	1,000,000	1,407,490

Personal Products — 0.2%
Avon Products, Inc. 6.95%, 3/15/2043(a)	1,417,000	1,651,654

Pharmaceuticals — 0.2%
Actavis, Inc. 3.25%, 10/1/2022	768,000	766,232
4.63%, 10/1/2042	1,343,000	1,331,476

		2,097,708

Road & Rail — 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023(a)(b)	750,000	776,250
Hertz Corp./The 5.88%, 10/15/2020(a)	1,000,000	1,096,250
Moto Finance plc 10.25%, 3/15/2017(a)	1,000,000	1,615,484
Neff Rental LLC / Neff Finance Corp. 9.63%, 5/15/2016(a)(b)	1,000,000	1,077,500

		4,565,484

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC 5.75%, 3/15/2023(b)	1,000,000	1,055,000

Software — 0.5%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(a)(b)	4,658,000	4,867,610

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc. 7.75%, 5/15/2016(a)	$1,000,000	$1,040,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018(a)	1,000,000	1,105,000

		2,145,000
TOTAL CORPORATE BONDS (cost $130,518,627)		132,818,665
MUNICIPAL BONDS — 2.2%
Alabama — 0.1%†
Escambia County Board of Education 4.00%, 12/1/2038	655,000	660,985

Arizona — 0.0%†
Pima County Unified School District No 12 Sunnyside 3.50%, 7/1/2031	70,000	69,467
Western Maricopa Education Center District No 402 3.25%, 7/1/2028(a)	100,000	100,731

		170,198

California — 0.4%
Brawley Elementary School District 4.00%, 8/1/2038(a)	215,000	218,924
Golden State Tobacco Securitization Corp. 4.50%, 6/1/2027(a)	1,620,000	1,580,309
Palmdale Elementary School District 4.00%, 8/1/2047	850,000	847,289
Santa Maria Bonita School District 3.00%, 6/1/2023	720,000	717,476
William S Hart Union High School District 3.25%, 8/1/2034(a)	140,000	133,857

		3,497,855

	PRINCIPAL AMOUNT	VALUE
Colorado — 0.0%†
Denver City & County School District No 1 3.50%, 12/15/2032	$500,000	$493,060

Connecticut — 0.0%†
Town of Waterford CT 3.00%, 8/15/2030	230,000	223,532

Florida — 0.1%
Florida Hurricane Catastrophe Fund Finance Corp 3.00%, 7/1/2020	960,000	967,680

Georgia — 0.1%
Atlanta Development Authority 3.00%, 9/1/2028	450,000	435,141
Cobb County Development Authority 3.75%, 7/15/2042(a)	85,000	84,176

		519,317

Illinois — 0.1%
Illinois Finance Authority 5.00%, 8/15/2043(a)	135,000	152,942
Village of Franklin Park IL 4.00%, 10/1/2032	675,000	670,923

		823,865

Kansas — 0.1%
Johnson County Unified School District No 231 Gardner — Edgerton 3.00%, 10/1/2027	550,000	538,137

Maine — 0.1%
Town of Scarborough ME 3.00%, 11/1/2027(a)	755,000	762,367

Massachusetts — 0.0%†
Massachusetts State College Building Authority 3.00%, 5/1/2042(a)	565,000	502,669

New York — 0.1%
Port Authority of New York & New Jersey 3.25%, 7/15/2033	955,000	887,293

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Ohio — 0.2%
Buckeye Tobacco Settlement Financing Authority 5.13%, 6/1/2024(a)	$2,032,000	$1,886,305

Oregon — 0.1%
Deschutes & Jefferson Counties School District No. 2J Redmond/Oregon 3.00%, 6/15/2033(a)	595,000	574,562

South Carolina — 0.0%†
Spartanburg Sanitation Sewer District 4.00%, 3/1/2038	175,000	178,269

Texas — 0.8%
Alliance Airport Authority 5.25%, 12/1/2029(a)(d)	1,360,000	1,503,925
Colony Local Development Corp 4.63%, 10/1/2038(a)	250,000	271,620
Dallas-Fort Worth International Airport Facilities Improvement Corp 6.00%, 11/1/2014(a)(d)	2,545,000	2,767,687
Dallas-Fort Worth International Airport Facilities Improvement Corp. 5.50%, 11/1/2030(a)(d)	970,000	1,045,174
Harris County Cultural Education Facilities Finance Corp 4.00%, 12/1/2035(a)	930,000	931,079
Klein Independent School District 3.50%, 2/1/2038(a)	310,000	310,676
Lampasas Independent School District 3.00%, 2/15/2029	445,000	440,483
Sherman Independent School District 3.13%, 2/15/2032	270,000	264,676

		7,535,320

	PRINCIPAL AMOUNT	VALUE
Virginia — 0.0%†
Northwestern Regional Jail Authority 3.50%, 7/1/2033(a)	$305,000	$307,117
TOTAL MUNICIPAL BONDS (cost $19,791,777)		20,528,531

	CONTRACTS
PURCHASED OPTIONS — 0.0%†
Put Options Purchased — 0.0%†
iShares Russell 2000 Index Fund, Put, May 2013 @ 90*	377	14,703
SPDR Energy Select Sector ETF, Put, May 2013 @ 78*	110	10,890
SPDR S&P 500 ETF Trust, Put, May 2013 @ 154*	692	14,277
May 2013 @ 152*	307	7,368
May 2013 @ 156*	97	6,014

		53,252
TOTAL PURCHASED OPTIONS (cost $260,656)		53,252

	SHARES
CASH EQUIVALENT — 2.6%
JPMorgan U.S. Government Money Market Fund, 0.01%	24,847,618	24,847,618
TOTAL CASH EQUIVALENT (cost $24,847,618)		24,847,618
TOTAL INVESTMENTS IN SECURITIES (cost $620,379,121)		654,826,809

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

SECURITIES SOLD SHORT	SHARES	VALUE
COMMON STOCKS — (16.1%)
Aerospace & Defense — (0.2%)
Aerovironment, Inc.*	(5,600)	$(108,416)
Boeing Co./The	(4,080)	(372,953)
Embraer SA (ADR)	(7,435)	(259,705)
Hexcel Corp.*	(1,669)	(50,905)
KEYW Holding Corp./The*	(4,200)	(57,078)
Raytheon Co.	(2,955)	(181,378)
Textron, Inc.	(14,231)	(366,448)
Triumph Group, Inc.	(1,839)	(146,936)

		(1,543,819)

Air Freight & Logistics — (0.0%)†
CH Robinson Worldwide, Inc.	(2,577)	(153,048)
Expeditors International of Washington, Inc.	(2,200)	(79,046)
United Parcel Service, Inc., Class B	(2,117)	(181,723)

		(413,817)

Auto Components — (0.1%)†
Dorman Products, Inc.	(8,800)	(332,112)
Johnson Controls, Inc.	(8,467)	(296,430)

		(628,542)

Beverages — (0.3%)
Beam, Inc.	(5,240)	(339,080)
Coca-Cola Co./The	(9,488)	(401,627)
Dr Pepper Snapple Group, Inc.	(4,834)	(236,044)
Monster Beverage Corp.*	(20,437)	(1,152,647)
PepsiCo, Inc.	(4,537)	(374,166)

		(2,503,564)

Biotechnology — (0.3%)
Acorda Therapeutics, Inc.*	(2,482)	(98,213)
Alkermes plc*	(9,864)	(301,937)
Biogen Idec, Inc.*	(1,677)	(367,146)
Cepheid, Inc.*	(2,273)	(86,669)
Coronado Biosciences, Inc.*	(17,200)	(193,500)
Cubist Pharmaceuticals, Inc.*	(943)	(43,303)
Gilead Sciences, Inc.*	(3,086)	(156,275)
Incyte Corp. Ltd.*	(6,102)	(135,159)
Isis Pharmaceuticals, Inc.*	(9,928)	(222,288)

	SHARES	VALUE
Biotechnology (continued)
Medivation, Inc.*	(1,689)	$(89,027)
Raptor Pharmaceutical Corp.*	(18,146)	(125,207)
Regeneron Pharmaceuticals, Inc.*	(1,740)	(374,344)
Seattle Genetics, Inc.*	(14,188)	(524,247)
Theravance, Inc.*	(7,422)	(250,493)
United Therapeutics Corp.*	(1,154)	(77,064)
Vertex Pharmaceuticals, Inc.*	(2,613)	(200,731)

		(3,245,603)

Building Products — (0.1%)†
Armstrong World Industries, Inc.*	(391)	(19,957)
Owens Corning*	(8,790)	(369,707)
Quanex Building Products Corp.	(10,500)	(170,835)
USG Corp.*	(11,912)	(309,593)

		(870,092)

Capital Markets — (0.4%)†
Bank of New York Mellon Corp./The	(7,944)	(224,180)
BGC Partners, Inc., Class A	(9,300)	(53,196)
BlackRock, Inc.	(376)	(100,204)
Charles Schwab Corp./The	(29,295)	(496,843)
Cohen & Steers, Inc.	(2,100)	(82,971)
Credit Suisse Group AG (ADR)*	(12,252)	(352,613)
Eaton Vance Corp.	(5,352)	(213,438)
Evercore Partners, Inc., Class A	(2,055)	(77,576)
Federated Investors, Inc., Class B	(5,867)	(134,706)
Financial Engines, Inc.	(9,847)	(358,135)
Franklin Resources, Inc.	(2,200)	(340,252)
FXCM, Inc., Class A	(2,200)	(29,810)
Goldman Sachs Group, Inc./The	(2,300)	(335,961)
Greenhill & Co., Inc.	(2,000)	(92,380)
State Street Corp.	(1,287)	(75,251)
Stifel Financial Corp.*	(769)	(24,777)
T Rowe Price Group, Inc.	(2,200)	(159,500)
TD Ameritrade Holding Corp.	(19,132)	(380,918)
UBS AG*	(14,506)	(258,062)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
WisdomTree Investments, Inc.*	(21,500)	$(249,400)

		(4,040,173)

Chemicals — (0.4%)
Air Products & Chemicals, Inc.	(3,900)	(339,144)
Albemarle Corp.	(5,601)	(343,061)
Axiall Corp.	(5,171)	(271,219)
Celanese Corp.	(3,500)	(172,935)
Dow Chemical Co./The	(10,500)	(356,055)
Intrepid Potash, Inc.	(1,126)	(20,730)
Mosaic Co./The	(5,600)	(344,904)
PolyOne Corp.	(1,090)	(24,558)
Potash Corp of Saskatchewan, Inc.	(8,999)	(378,858)
Rockwood Holdings, Inc.	(5,475)	(355,273)
RPM International, Inc.	(2,860)	(92,664)
Scotts Miracle-Gro Co./The, Class A	(5)	(227)
Sherwin-Williams Co./The	(214)	(39,186)
Sigma-Aldrich Corp.	(10,000)	(786,900)
Tronox Ltd., Class A	(13,200)	(271,128)
Zoltek Cos., Inc.*	(11,200)	(147,952)

		(3,944,794)

Commercial Banks — (0.3%)
Banco Bradesco SA (ADR)	(5,804)	(96,288)
Bancolombia SA (ADR)	(780)	(52,861)
Barclays plc (ADR)	(11,953)	(214,915)
Comerica, Inc.	(4,519)	(163,814)
Cullen/Frost Bankers, Inc.	(796)	(48,086)
First Midwest Bancorp, Inc./IL	(2,400)	(30,120)
Hancock Holding Co.	(3,300)	(89,991)
ICICI Bank Ltd. (ADR)	(1,579)	(73,929)
Itau Unibanco Holding SA (ADR)	(10,986)	(184,894)
KeyCorp	(30,600)	(305,082)
M&T Bank Corp.	(7,157)	(717,131)
Texas Capital Bancshares, Inc.*	(700)	(29,162)
Toronto-Dominion Bank./The	(3,697)	(302,784)
UMB Financial Corp.	(5,200)	(261,768)
Wells Fargo & Co.	(9,100)	(345,618)
Zions Bancorp.	(11,890)	(292,732)

		(3,209,175)

	SHARES	VALUE
Commercial Services & Supplies — (0.4%)
Cintas Corp.	(717)	$(32,172)
Clean Harbors, Inc.*	(7,900)	(450,063)
Copart, Inc.*	(45,000)	(1,586,250)
Interface, Inc.	(100,000)	(1,674,000)
Iron Mountain, Inc.	(1,600)	(60,576)
Pitney Bowes, Inc.	(9,815)	(134,171)
Ritchie Bros Auctioneers, Inc.	(2,008)	(40,501)

		(3,977,733)

Communications Equipment — (0.2%)
ADTRAN, Inc.	(7,794)	(163,674)
Aruba Networks, Inc.*	(10,661)	(239,766)
Ciena Corp.*	(13,660)	(204,354)
Cisco Systems, Inc.	(9,016)	(188,615)
Harris Corp.	(6,545)	(302,379)
Infinera Corp.*	(22,100)	(186,082)
InterDigital, Inc.	(1,815)	(80,604)
JDS Uniphase Corp.*	(4,339)	(58,577)
Telefonaktiebolaget LM Ericsson (ADR)	(12,688)	(156,189)
ViaSat, Inc.*	(8,400)	(407,148)

		(1,987,388)

Computers & Peripherals — (0.3%)
3D Systems Corp.*	(1,700)	(65,008)
EMC Corp./MA*	(12,215)	(273,982)
Fusion-io Inc*	(6,300)	(118,314)
Hewlett-Packard Co.	(4,600)	(94,760)
Lexmark International, Inc., Class A	(6,359)	(192,741)
NetApp, Inc.*	(8,225)	(286,970)
Seagate Technology plc	(10,353)	(379,955)
Stratasys Ltd.*	(13,423)	(1,114,781)
Synaptics, Inc.*	(4,287)	(176,753)
Western Digital Corp.	(6,929)	(383,035)

		(3,086,299)

Construction & Engineering — (0.1%)
AECOM Technology Corp.*	(3,118)	(90,640)
Foster Wheeler AG*	(1,345)	(28,380)
Jacobs Engineering Group, Inc.*	(6,600)	(333,168)
MasTec, Inc.*	(4,457)	(123,905)
Quanta Services, Inc.*	(1,300)	(35,724)

		(611,817)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Construction Materials — 0.0%†
Texas Industries, Inc.*	(2,500)	$(159,200)

Consumer Finance — 0.0%†
American Express Co.	(5,544)	(379,265)
Capital One Financial Corp.	(6,520)	(376,726)
First Cash Financial Services, Inc.*	(2,500)	(128,675)

		(884,666)

Containers & Packaging — (0.1%)
Ball Corp.	(9,160)	(404,139)
Bemis Co., Inc.	(5,383)	(211,821)
Crown Holdings, Inc.*	(310)	(13,231)
Sealed Air Corp.	(12,109)	(267,851)
Sonoco Products Co.	(48)	(1,682)

		(898,724)

Diversified Consumer Services — (0.1%)
Apollo Group, Inc., Class A*	(5)	(92)
K12, Inc.*	(6,015)	(153,202)
New Oriental Education & Technology Group (ADR)	(9,133)	(174,714)
Sotheby’s	(6,200)	(219,976)

		(547,984)

Diversified Financial Services — (0.3%)
CBOE Holdings, Inc.	(2,188)	(82,116)
CME Group, Inc.	(12,600)	(766,836)
IntercontinentalExchange, Inc.*	(7,049)	(1,148,494)
JPMorgan Chase & Co.	(6,900)	(338,169)
Leucadia National Corp.	(9,919)	(306,398)
McGraw-Hill Cos., Inc./The	(2,300)	(124,453)
NASDAQ OMX Group, Inc./The	(763)	(22,493)

		(2,788,959)

Diversified Telecommunication Services — (0.1%)
AT&T, Inc.	(4,650)	(174,189)
CenturyLink, Inc.	(7,076)	(265,845)
China Unicom Hong Kong Ltd. (ADR)	(3,202)	(46,205)
Level 3 Communications, Inc.*	(9,300)	(187,209)
Windstream Corp.	(37,909)	(322,985)

		(996,433)

	SHARES	VALUE
Electric Utilities — (0.3%)
Cia Paranaense de Energia (ADR)	(637)	$(11,364)
CPFL Energia SA (ADR)	(2,125)	(45,475)
Duke Energy Corp.	(15,690)	(1,179,888)
Exelon Corp.	(8,166)	(306,307)
FirstEnergy Corp.	(11,152)	(519,683)
Korea Electric Power Corp. (ADR)*	(2,053)	(29,399)
Northeast Utilities	(7,700)	(349,041)
OGE Energy Corp.	(1,797)	(130,157)
Pepco Holdings, Inc.	(11,600)	(262,160)
Southern Co./The	(4,583)	(221,038)

		(3,054,512)

Electrical Equipment — (0.1%)
ABB Ltd. (ADR)*	(13,324)	(300,723)
EnerSys, Inc.*	(2,386)	(109,374)
Polypore International, Inc.*	(3,600)	(150,948)

		(561,045)

Electronic Equipment, Instruments & Components — (0.1%)
Anixter International, Inc.	(1,193)	(85,586)
Dolby Laboratories, Inc., Class A	(2,059)	(67,638)
IPG Photonics Corp.	(1,300)	(82,784)
Molex, Inc.	(1,858)	(51,225)
OSI Systems, Inc.*	(6,900)	(395,370)
Universal Display Corp.*	(23,634)	(743,053)

		(1,425,656)

Energy Equipment & Services — (0.4%)
Atwood Oceanics, Inc.*	(1,975)	(96,874)
CARBO Ceramics, Inc.	(1,358)	(95,943)
Core Laboratories NV	(732)	(105,979)
Diamond Offshore Drilling, Inc.	(3,068)	(211,999)
FMC Technologies, Inc.*	(17,959)	(975,174)
Gulfmark Offshore, Inc., Class A	(700)	(29,134)
Helix Energy Solutions Group, Inc.*	(6,520)	(150,221)
Hornbeck Offshore Services, Inc.*	(3,333)	(149,718)
National Oilwell Varco, Inc.	(843)	(54,980)
Noble Corp.	(1,141)	(42,788)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Energy Equipment & Services (continued)
Oceaneering International, Inc.	(3,344)	$(234,648)
Oil States International, Inc.*	(3,574)	(319,373)
Rowan Cos. plc, Class A*	(6,411)	(208,550)
RPC, Inc.	(5,536)	(73,297)
Seadrill Ltd.	(9,809)	(377,548)
Tenaris SA (ADR)	(4,938)	(219,692)
Tidewater, Inc.	(4,795)	(251,498)

		(3,597,416)

Food & Staples Retailing — (0.2%)
CVS Caremark Corp.	(2,039)	(118,629)
Safeway, Inc.	(13,269)	(298,818)
Susser Holdings Corp.*	(12,300)	(653,991)
Sysco Corp.	(8,100)	(282,366)
Walgreen Co.	(10,410)	(515,399)
Whole Foods Market, Inc.	(3,380)	(298,522)

		(2,167,725)

Food Products — (0.4%)
Annie’s, Inc.*	(38,025)	(1,436,965)
BRF SA (ADR)	(9,043)	(224,538)
Campbell Soup Co.	(8,024)	(372,394)
Dole Food Co., Inc.*	(2,644)	(28,449)
Flowers Foods, Inc.	(4,027)	(132,649)
Green Mountain Coffee Roasters, Inc.*	(6,640)	(381,136)
Hain Celestial Group, Inc./The*	(1,400)	(91,350)
Hillshire Brands Co.	(3,298)	(118,431)
Hormel Foods Corp.	(5,572)	(229,956)
Mead Johnson Nutrition Co.	(200)	(16,218)
Tyson Foods, Inc., Class A	(14,722)	(362,603)

		(3,394,689)

Gas Utilities — (0.1%)
Atmos Energy Corp.	(583)	(25,868)
ONEOK, Inc.	(2,271)	(116,639)
South Jersey Industries, Inc.	(10,000)	(617,000)
UGI Corp.	(1,039)	(42,578)

		(802,085)

Health Care Equipment & Supplies — (0.4%)
Abbott Laboratories	(10,080)	(372,154)
Alere, Inc.*	(2,993)	(76,860)

	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Align Technology, Inc.*	(6,251)	$(207,033)
CR Bard, Inc.	(3)	(298)
Edwards Lifesciences Corp.*	(1,400)	(89,306)
Endologix, Inc.*	(32,501)	(488,163)
IDEXX Laboratories, Inc.*	(4,825)	(424,407)
Insulet Corp.*	(25,000)	(631,000)
Intuitive Surgical, Inc.*	(570)	(280,605)
Mindray Medical International Ltd. (ADR)	(448)	(17,692)
NxStage Medical, Inc.*	(18,100)	(202,177)
ResMed, Inc.	(2,840)	(136,377)
Stryker Corp.	(3,910)	(256,418)
Varian Medical Systems, Inc.*	(3,538)	(230,465)
Volcano Corp.*	(8,500)	(172,465)
Zimmer Holdings, Inc.	(4,923)	(376,363)

		(3,961,783)

Health Care Providers & Services — (0.3%)
Acadia Healthcare Co., Inc.*	(11,300)	(356,515)
Accretive Health, Inc.*	(40,981)	(431,940)
Aetna, Inc.	(6,580)	(377,955)
AmerisourceBergen Corp.	(2,073)	(112,191)
Community Health Systems, Inc.	(8,316)	(378,960)
Health Management Associates, Inc., Class A*	(18,823)	(216,276)
Henry Schein, Inc.*	(216)	(19,526)
IPC The Hospitalist Co., Inc.*	(3,320)	(151,458)
Omnicare, Inc.	(6,775)	(296,542)
Patterson Cos., Inc.	(1,262)	(47,893)
Tenet Healthcare Corp.*	(8,553)	(387,964)
Universal Health Services, Inc., Class B	(3,702)	(246,516)
WellPoint, Inc.	(1,492)	(108,797)

		(3,132,533)

Health Care Technology — (0.1%)
Allscripts Healthcare Solutions, Inc.*	(5,206)	(72,051)
athenahealth, Inc.*	(2,756)	(265,293)
Greenway Medical Technologies*	(18,811)	(253,384)

		(590,728)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure — (0.6%)
Boyd Gaming Corp.*	(3,141)	$(37,692)
Burger King Worldwide, Inc.	(26,600)	(479,864)
Caesars Entertainment Corp.*	(3,900)	(62,049)
Cheesecake Factory, Inc./The	(2,164)	(86,170)
Chipotle Mexican Grill, Inc.*	(206)	(74,817)
Darden Restaurants, Inc.	(13,500)	(697,005)
DineEquity, Inc.	(10,300)	(733,772)
Domino’s Pizza, Inc.	(10,100)	(557,520)
Las Vegas Sands Corp.	(3,026)	(170,213)
Marriott International, Inc./DE, Class A	(4,675)	(201,306)
McDonald’s Corp.	(1,283)	(131,046)
Melco Crown Entertainment Ltd. (ADR)*	(15,495)	(381,332)
Penn National Gaming, Inc.*	(2,200)	(128,810)
Vail Resorts, Inc.	(4,900)	(295,470)
Yum! Brands, Inc.	(21,247)	(1,447,346)

		(5,484,412)

Household Durables — (0.2%)
DR Horton, Inc.	(1,800)	(46,944)
Garmin Ltd.	(6,519)	(228,687)
Harman International Industries, Inc.	(1,594)	(71,268)
Leggett & Platt, Inc.	(3,829)	(123,447)
Lennar Corp., Class A	(4,800)	(197,856)
Meritage Homes Corp.*	(3,637)	(177,449)
Newell Rubbermaid, Inc.	(1,466)	(38,614)
Sony Corp. (ADR)	(18,051)	(296,578)
Standard Pacific Corp.*	(13,900)	(125,795)
TRI Pointe Homes, Inc.*	(3,600)	(68,400)
Tupperware Brands Corp.	(2,764)	(221,949)

		(1,596,987)

Independent Power Producers & Energy Traders — (0.1%)
Atlantic Power Corp.	(49,877)	(234,422)
Calpine Corp.*	(15,589)	(338,749)
Dynegy, Inc.*	(4,301)	(106,278)

		(679,449)

	SHARES	VALUE
Industrial Conglomerates — (0.1%)
3M Co.	(4,227)	$(442,609)
Danaher Corp.	(6,868)	(418,536)
Raven Industries, Inc.	(2,500)	(83,875)

		(945,020)

Insurance — (0.5%)
American International Group, Inc.*	(9,077)	(375,969)
Arch Capital Group Ltd.*	(1,019)	(54,068)
Arthur J Gallagher & Co.	(5,900)	(250,455)
Assurant, Inc.	(5,562)	(264,417)
Assured Guaranty Ltd.	(9,595)	(197,945)
Berkshire Hathaway, Inc., Class B*	(3,517)	(373,927)
Cincinnati Financial Corp.	(3,000)	(146,730)
eHealth, Inc.*	(9,600)	(201,024)
Fidelity National Financial, Inc., Class A	(10,997)	(295,269)
First American Financial Corp.	(2,830)	(75,759)
Genworth Financial, Inc., Class A*	(268)	(2,688)
Lincoln National Corp.	(10,674)	(363,023)
Markel Corp.*	(1,160)	(622,050)
Principal Financial Group, Inc.	(3,007)	(108,553)
Progressive Corp./The	(14,551)	(367,995)
Protective Life Corp.	(2,704)	(102,914)
Stewart Information Services Corp	(3,200)	(86,624)
Sun Life Financial, Inc.	(940)	(26,499)
Travelers Cos., Inc./The	(3,900)	(333,099)
Unum Group	(7,867)	(219,411)

		(4,468,419)

Internet & Catalog Retail — (0.3%)
Amazon.com, Inc.*	(2,777)	(704,830)
Ctrip.com International Ltd. (ADR)*	(3,223)	(70,842)
HomeAway, Inc.*	(25,000)	(763,750)
Netflix, Inc.*	(2,576)	(556,596)
Shutterfly, Inc.*	(3,585)	(159,640)
TripAdvisor, Inc.*	(4,500)	(236,610)

		(2,492,268)

Internet Software & Services — (0.4%)
Akamai Technologies, Inc.*	(6,814)	(299,203)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Internet Software & Services (continued)
Baidu, Inc. (ADR)*	(4,061)	$(348,637)
Bazaarvoice, Inc.*	(29,700)	(215,325)
Demandware, Inc.*	(1,400)	(38,220)
Equinix, Inc.*	(1,420)	(304,022)
ExactTarget, Inc.*	(20,300)	(397,474)
Liquidity Services, Inc.*	(3,112)	(102,385)
MercadoLibre, Inc.	(2,572)	(258,717)
Millennial Media, Inc.*	(4,400)	(30,492)
OpenTable, Inc.*	(3,061)	(169,549)
Perion Network Ltd.*	(11,878)	(141,942)
Sohu.com, Inc.*	(2,762)	(142,077)
ValueClick, Inc.*	(6,063)	(187,104)
VeriSign, Inc.*	(1,626)	(74,910)
Yahoo!, Inc.*	(15,349)	(379,581)
Yelp, Inc.*	(27,500)	(715,825)

		(3,805,463)

IT Services — (0.3%)
Alliance Data Systems Corp.*	(374)	(64,242)
Automatic Data Processing, Inc.	(2,064)	(138,990)
CACI International, Inc., Class A*	(1,988)	(116,278)
Gartner, Inc.*	(2,406)	(139,187)
Global Payments, Inc.	(5,216)	(242,022)
Infosys Ltd. (ADR)	(9,108)	(380,168)
International Business Machines Corp.	(962)	(194,843)
SAIC, Inc.	(25,252)	(377,265)
ServiceSource International, Inc.*	(47,200)	(302,080)
Teradata Corp.*	(2,300)	(117,461)
Visa, Inc.	(1,680)	(283,013)
WEX, Inc.*	(1,900)	(143,982)

		(2,499,531)

Leisure Equipment & Products — (0.1%)
Arctic Cat, Inc.*	(3,700)	(166,463)
Hasbro, Inc.	(7,869)	(372,755)

		(539,218)

Life Sciences Tools & Services — (0.1%)
Agilent Technologies, Inc.	(2,308)	(95,644)
Illumina, Inc.*	(2,992)	(193,552)
Thermo Fisher Scientific, Inc.	(4,643)	(374,597)

	SHARES	VALUE
Life Sciences Tools & Services (continued)
Waters Corp.*	(1,143)	$(105,613)

		(769,406)

Machinery — (0.4%)
Actuant Corp., Class A	(919)	(28,765)
AGCO Corp.	(922)	(49,097)
Caterpillar, Inc.	(10,322)	(873,964)
Chart Industries, Inc.*	(9,350)	(792,974)
CLARCOR, Inc.	(4,400)	(227,480)
Colfax Corp.*	(2,412)	(112,568)
Cummins, Inc.	(2,700)	(287,253)
Deere & Co.	(2,937)	(262,274)
IDEX Corp.	(1,021)	(53,123)
Manitowoc Co., Inc./The	(16,258)	(305,000)
PACCAR, Inc.	(11,900)	(592,382)
Parker Hannifin Corp.	(1,500)	(132,855)
Proto Labs, Inc.*	(5,800)	(296,264)
Trinity Industries, Inc.	(4,490)	(189,523)
Wabtec Corp./DE	(642)	(67,371)
Woodward, Inc.	(94)	(3,383)

		(4,274,276)

Media — (0.4%)
Cablevision Systems Corp., Class A	(8,269)	(122,877)
Cinemark Holdings, Inc.	(3,754)	(115,961)
DIRECTV*	(6,561)	(371,090)
Discovery Communications, Inc., Class A*	(4,734)	(373,134)
DreamWorks Animation SKG, Inc., Class A*	(44,904)	(865,749)
Imax Corp.*	(4,230)	(107,992)
Lions Gate Entertainment Corp.*	(8,512)	(211,183)
Pandora Media, Inc.*	(25,300)	(352,429)
Regal Entertainment Group, Class A	(1,697)	(30,444)
Thomson Reuters Corp.	(2,734)	(91,562)
Valassis Communications, Inc.	(1,957)	(50,158)
Viacom, Inc., Class B	(5,179)	(331,404)
Walt Disney Co./The	(5,952)	(374,024)

		(3,398,007)

Metals & Mining — (0.3%)
Allegheny Technologies, Inc.	(5,770)	(155,675)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Metals & Mining (continued)
AngloGold Ashanti Ltd. (ADR)	(493)	$(9,614)
BHP Billiton Ltd. (ADR)	(5,553)	(373,273)
Cliffs Natural Resources, Inc.	(9,000)	(192,060)
Compass Minerals International, Inc.	(3,100)	(268,274)
Gold Fields Ltd. (ADR)	(19,501)	(145,477)
Goldcorp, Inc.	(9,937)	(293,936)
Molycorp, Inc.*	(37,000)	(216,080)
Newmont Mining Corp.	(7,805)	(252,882)
Nucor Corp.	(2,239)	(97,665)
Pan American Silver Corp.	(7,414)	(97,865)
Randgold Resources Ltd. (ADR)	(1,876)	(153,419)
Stillwater Mining Co.*	(9,235)	(114,883)
Turquoise Hill Resources Ltd.*	(4,688)	(32,957)
United States Steel Corp.	(797)	(14,187)
Vale SA (ADR)	(21,539)	(368,102)

		(2,786,349)

Multiline Retail — (0.3%)
Big Lots, Inc.*	(10,801)	(393,372)
Bon-Ton Stores, Inc./The	(19,779)	(303,410)
Family Dollar Stores, Inc.	(6,044)	(370,920)
J.C. Penney Co., Inc.*	(86,744)	(1,424,336)
Kohl’s Corp.	(6,182)	(290,925)
Saks, Inc.*	(8,440)	(97,482)
Target Corp.	(5,308)	(374,532)

		(3,254,977)

Multi-Utilities — (0.1%)
CenterPoint Energy, Inc.	(15,293)	(377,431)
CMS Energy Corp.	(7,844)	(234,849)
NiSource, Inc.	(12,030)	(369,682)
Public Service Enterprise Group, Inc.	(10,293)	(376,827)
Wisconsin Energy Corp.	(175)	(7,865)

		(1,366,654)

Office Electronics — (0.0%)†
Canon, Inc. (ADR)	(4,275)	(153,943)

Oil, Gas & Consumable Fuels — (1.0%)
Apache Corp.	(830)	(61,320)
Approach Resources, Inc.*	(15,400)	(365,288)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Bill Barrett Corp.*	(10,072)	$(200,030)
BP plc (ADR)	(7,137)	(311,173)
Cameco Corp.	(10,186)	(198,729)
Canadian Natural Resources Ltd.	(12,656)	(371,327)
Carrizo Oil & Gas, Inc.*	(5,409)	(131,006)
Cenovus Energy Inc.	(3,385)	(101,347)
Chesapeake Energy Corp.	(7,800)	(152,412)
Chevron Corp.	(2,800)	(341,628)
Clean Energy Fuels Corp.*	(11,700)	(154,323)
Cobalt International Energy, Inc.*	(10,578)	(295,549)
CONSOL Energy, Inc.	(2,920)	(98,229)
Denbury Resources, Inc.*	(15,214)	(272,178)
Devon Energy Corp.	(6,846)	(376,941)
Ecopetrol SA (ADR)	(4,635)	(220,487)
Enbridge, Inc.	(5,755)	(273,938)
Encana Corp.	(6,520)	(120,294)
Enerplus Corp.	(4,228)	(59,615)
Exxon Mobil Corp.	(4,251)	(378,296)
Golar LNG Ltd.	(3,429)	(114,597)
Gulfport Energy Corp.*	(17,452)	(910,820)
Hess Corp.	(432)	(31,182)
Occidental Petroleum Corp.	(817)	(72,925)
PDC Energy, Inc.*	(1,700)	(73,610)
Petroleo Brasileiro SA (ADR)	(19,490)	(373,234)
Range Resources Corp.	(4,800)	(352,896)
Ship Finance International Ltd.	(1,807)	(29,779)
Southwestern Energy Co.*	(5,200)	(194,584)
Spectra Energy Corp.	(20,000)	(630,600)
Statoil ASA (ADR)	(2,191)	(53,680)
Suncor Energy, Inc.	(2,604)	(81,115)
Talisman Energy, Inc.	(20,116)	(239,179)
Ultra Petroleum Corp.*	(17,572)	(376,041)
W&T Offshore, Inc.	(976)	(11,400)
Williams Cos., Inc./The	(26,243)	(1,000,646)
World Fuel Services Corp.	(8,802)	(356,921)

		(9,387,319)

Personal Products — (0.1%)
Elizabeth Arden, Inc.*	(17,780)	(728,091)

Pharmaceuticals — (0.3%)
Bristol-Myers Squibb Co.	(9,309)	(369,753)
Forest Laboratories, Inc.*	(20)	(748)
GlaxoSmithKline plc (ADR)	(7,153)	(369,381)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Pharmaceuticals (continued)
Hospira, Inc.*	(8,704)	$(288,276)
Johnson & Johnson	(4,381)	(373,393)
Medicines Co./The*	(4,888)	(165,019)
Optimer Pharmaceuticals, Inc.*	(1,900)	(29,336)
Pfizer, Inc.	(12,323)	(358,230)
Repros Therapeutics, Inc.*	(8,000)	(162,720)
Salix Pharmaceuticals Ltd.*	(728)	(38,067)
Valeant Pharmaceuticals International, Inc.*	(4,938)	(375,683)
ViroPharma, Inc.*	(1,765)	(48,096)

		(2,578,702)

Professional Services — (0.1%)
Acacia Research Corp.*	(1,050)	(25,011)
Advisory Board Co./The*	(10,100)	(496,415)
Dun & Bradstreet Corp./The	(2,350)	(207,858)
FTI Consulting, Inc.*	(40)	(1,325)
IHS, Inc., Class A*	(1,880)	(183,168)
Manpowergroup, Inc.	(1,711)	(90,957)
Robert Half International, Inc.	(7,393)	(242,638)

		(1,247,372)

Real Estate Investment Trusts (REITs) — (0.4%)
American Realty Capital Properties, Inc.	(43,300)	(711,852)
Brandywine Realty Trust	(5,900)	(88,087)
CommonWealth REIT	(11,400)	(254,562)
DiamondRock Hospitality Co.	(27,100)	(270,458)
Duke Realty Corp.	(6,000)	(105,840)
EPR Properties	(1,300)	(73,502)
First Potomac Realty Trust	(2,600)	(41,600)
Government Properties Income Trust	(3,600)	(93,780)
Health Care REIT, Inc.	(300)	(22,491)
Hospitality Properties Trust	(20,300)	(597,023)
Inland Real Estate Corp.	(44,341)	(501,940)
Prologis, Inc.	(3,700)	(155,215)
Rayonier, Inc.	(10,500)	(623,910)
Retail Opportunity Investments Corp.	(12,471)	(184,696)
Vornado Realty Trust	(700)	(61,292)

		(3,786,248)

	SHARES	VALUE
Real Estate Management & Development — (0.1%)
Brookfield Asset Management, Inc., Class A	(37)	$(1,428)
CBRE Group, Inc., Class A*	(14,695)	(355,913)
St. Joe Co./The*	(27,118)	(530,699)

		(888,040)

Road & Rail — (0.2%)
Avis Budget Group, Inc.*	(12,895)	(371,892)
CSX Corp.	(15,237)	(374,678)
Genesee & Wyoming, Inc., Class A*	(3,100)	(264,120)
Hertz Global Holdings, Inc.*	(15,644)	(376,708)
Kansas City Southern	(3,101)	(338,226)
Norfolk Southern Corp.	(4,895)	(378,971)

		(2,104,595)

Semiconductors & Semiconductor Equipment — (0.5%)
Altera Corp.	(11,119)	(355,919)
Applied Materials, Inc.	(2,725)	(39,540)
ARM Holdings plc (ADR)	(47)	(2,197)
ASML Holding NV (NYRS)	(5,029)	(374,007)
Cree, Inc.*	(6,667)	(377,152)
Cypress Semiconductor Corp.*	(5,900)	(59,531)
First Solar, Inc.*	(6,837)	(318,331)
Intel Corp.	(24,882)	(595,923)
KLA-Tencor Corp.	(4,212)	(228,501)
Lam Research Corp.*	(2,385)	(110,235)
Linear Technology Corp.	(9,500)	(346,750)
LSI Corp.*	(8,152)	(53,314)
Maxim Integrated Products, Inc.	(8,200)	(253,626)
Mellanox Technologies Ltd.*	(4,058)	(206,877)
Micron Technology, Inc.*	(39,349)	(370,668)
Rubicon Technology, Inc.*	(43,417)	(321,720)
Texas Instruments, Inc.	(13,338)	(482,969)
Veeco Instruments, Inc.*	(15,628)	(594,958)

		(5,092,218)

Software — (0.7%)
Activision Blizzard, Inc.	(25,117)	(375,499)
Adobe Systems, Inc.*	(6,659)	(300,188)
BroadSoft, Inc.*	(4,000)	(102,240)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Software (continued)
CA, Inc.	(14,081)	$(379,765)
Concur Technologies, Inc.*	(11,210)	(819,563)
Electronic Arts, Inc.*	(19,849)	(349,541)
Fortinet, Inc.*	(4,108)	(73,780)
Guidewire Software, Inc.*	(8,600)	(344,688)
Imperva, Inc.*	(10,000)	(389,800)
Intuit, Inc.	(361)	(21,530)
Jive Software, Inc.*	(49,300)	(669,987)
MICROS Systems, Inc.*	(4,951)	(209,972)
Microsoft Corp.	(11,499)	(380,617)
NetSuite, Inc.*	(4,408)	(387,728)
Nuance Communications, Inc.*	(16,094)	(306,430)
PTC, Inc.*	(3,946)	(94,743)
QLIK Technologies, Inc.*	(7,792)	(202,670)
SAP AG (ADR)	(4,759)	(380,006)
ServiceNow, Inc.*	(8,800)	(360,448)
Sourcefire, Inc.*	(2,100)	(100,296)
Splunk, Inc.*	(4,300)	(175,440)
TiVo, Inc.*	(4,426)	(51,873)
VirnetX Holding Corp.*	(2,500)	(51,050)

		(6,527,854)

Specialty Retail — (1.7%)
Ascena Retail Group, Inc.*	(8,602)	(159,137)
AutoZone, Inc.*	(2,747)	(1,123,770)
Barnes & Noble, Inc.*	(17,800)	(322,714)
bebe stores inc	(3,200)	(18,112)
Bed Bath & Beyond, Inc.*	(5,483)	(377,230)
Best Buy Co., Inc.	(15,495)	(402,715)
Cabela’s, Inc.*	(2,581)	(165,700)
Cato Corp./The, Class A	(33,661)	(808,199)
Chico’s FAS, Inc.	(9,805)	(179,137)
Citi Trends, Inc.*	(6,699)	(78,847)
DSW, Inc., Class A	(8,100)	(535,572)
Express, Inc.*	(7,000)	(127,470)
Finish Line, Inc./The, Class A	(3,175)	(61,563)
Five Below, Inc.*	(6,900)	(248,331)
GameStop Corp., Class A	(10,847)	(378,560)
Gap, Inc./The	(17,100)	(649,629)
Genesco, Inc.*	(5,000)	(307,750)
Guess?, Inc.	(20,151)	(557,780)
Jos. A. Bank Clothiers, Inc.*	(8,807)	(384,690)
L Brands, Inc.	(6,300)	(317,583)
Lowe’s Cos., Inc.	(2,800)	(107,576)
Lumber Liquidators Holdings, Inc.*	(6,300)	(516,348)

	SHARES	VALUE
Specialty Retail (continued)
Mattress Firm Holding Corp.*	(14,306)	$(548,206)
Monro Muffler Brake, Inc.	(47,187)	(1,951,654)
Pier 1 Imports, Inc.	(21,700)	(503,657)
Ross Stores, Inc.	(4,093)	(270,425)
Sally Beauty Holdings, Inc.*	(4,005)	(120,390)
Select Comfort Corp.*	(60,300)	(1,279,566)
Sonic Automotive, Inc., Class A	(2,000)	(43,980)
Staples, Inc.	(27,106)	(358,883)
Tiffany & Co.	(11,132)	(820,206)
TJX Cos., Inc.	(2,100)	(102,417)
Tractor Supply Co.	(9,753)	(1,045,229)
Ulta Salon Cosmetics & Fragrance, Inc.*	(300)	(26,295)
Williams-Sonoma, Inc.	(12,034)	(645,985)
Zumiez, Inc.*	(2,500)	(72,425)

		(15,617,731)

Textiles, Apparel & Luxury Goods — (0.2%)
Coach, Inc.	(6,435)	(378,764)
Crocs, Inc.*	(8,452)	(135,401)
Deckers Outdoor Corp.*	(5,147)	(283,703)
Fifth & Pacific Cos., Inc.*	(4,066)	(83,841)
Hanesbrands, Inc.*	(491)	(24,629)
Lululemon Athletica, Inc.*	(4,996)	(380,345)
NIKE, Inc., Class B	(3,999)	(254,336)
Under Armour, Inc., Class A*	(2,600)	(148,408)
Wolverine World Wide, Inc.	(6,800)	(324,836)

		(2,014,263)

Thrifts & Mortgage Finance — (0.1%)
MGIC Investment Corp.*	(68,900)	(372,060)
New York Community Bancorp, Inc.	(589)	(7,981)
Radian Group, Inc.	(42,836)	(511,889)
TFS Financial Corp.*	(35,533)	(386,243)

		(1,278,173)

Tobacco — 0.0%†
Altria Group, Inc.	(4,800)	(175,248)

Trading Companies & Distributors — (0.2%)
Beacon Roofing Supply, Inc.*	(2,347)	(89,491)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	SHARES	VALUE
Trading Companies & Distributors (continued)
Fastenal Co.	(19,112)	$(937,443)
Titan Machinery, Inc.*	(10,300)	(232,368)
United Rentals, Inc.*	(3,137)	(165,038)
WW Grainger, Inc.	(905)	(223,054)

		(1,647,394)

Water Utilities — 0.0%†
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(165)	(2,360)

Wireless Telecommunication Services — (0.1%)
America Movil SAB de CV (ADR)	(12,449)	(266,160)
Crown Castle International Corp.*	(3,100)	(238,700)
NII Holdings, Inc.*	(16,700)	(145,290)
SBA Communications Corp., Class A*	(6,300)	(497,637)
Telephone & Data Systems, Inc.	(1,012)	(22,709)

		(1,170,496)
TOTAL COMMON STOCKS (proceeds received $144,993,304)		(151,787,437)
EXCHANGE TRADED FUNDS — (15.9)%
Consumer Discretionary Select Sector SPDR Trust	(202,300)	(11,047,603)
Consumer Staples Select Sector SPDR Fund	(75,100)	(3,074,594)
Energy Select Sector SPDR Fund	(157,800)	(12,351,006)
Financial Select Sector SPDR Fund	(8,300)	(155,210)
Health Care Select Sector SPDR Fund	(132,500)	(6,271,225)
Industrial Select Sector SPDR Fund	(349,900)	(14,503,355)
iShares Russell 2000 Index Fund	(277,236)	(26,098,997)
iShares Russell 2000 Value Index Fund	(50,000)	(4,192,000)
Materials Select Sector SPDR Fund	(59,800)	(2,365,090)
SPDR S&P 500 ETF Trust	(385,381)	(61,537,638)

	SHARES	VALUE
Exchange Traded Funds (continued)
Technology Select Sector SPDR Fund	(244,700)	$(7,539,207)
Utilities Select Sector SPDR Fund	(1,600)	(66,288)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $143,353,287)		(149,202,213)

	PRINCIPAL AMOUNT
CORPORATE BONDS — (1.5)%
Food Products — (0.1%)
HJ Heinz Finance Co. 6.75%, 3/15/2032	$(650,000)	(738,902)

Metals & Mining — (0.4%)
Alcoa, Inc. 5.95%, 2/1/2037	(3,043,000)	(3,066,335)
BHP Billiton Finance USA Ltd. 4.13%, 2/24/2042	(606,000)	(649,272)

		(3,715,607)

Oil & Gas — (0.1%)
Marathon Petroleum Corp. 5.13%, 3/1/2021	(960,000)	(1,141,242)

Oil, Gas & Consumable Fuels — (0.9%)
Devon Energy Corp. 4.75%, 5/15/2042	(2,028,000)	(2,096,707)
Hess Corp. 5.60%, 2/15/2041	(2,443,000)	(2,705,330)
Marathon Petroleum Corp. 6.50%, 3/1/2041	(727,000)	(941,317)
Southwestern Energy Co. 4.10%, 3/15/2022	(2,016,000)	(2,174,691)
Valero Energy Corp. 6.63%, 6/15/2037	(672,000)	(849,583)

		(8,767,628)
TOTAL CORPORATE BONDS (proceeds received $14,028,407)		(14,363,379)

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AGENCY SECURITIES — (2.0%)
U.S. Treasury Bond(a) 2.75%, 11/15/2042(a)	$(3,973,000)	$(3,860,982)
U.S. Treasury Notes 0.63%, 4/30/2018	(2,531,000)	(2,524,976)
1.13%, 3/31/2020	(930,000)	(932,625)
2.00%, 2/15/2023(a)	(11,364,000)	(11,700,416)
		(19,018,999)
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $19,064,998)		(19,018,999)
TOTAL SECURITIES SOLD SHORT (proceeds received $321,439,996)		(334,372,028)

CONTRACTS
WRITTEN OPTIONS — 0.0%†
Call Options Written — 0.0%†
American International, Call, May 2013 @ 42*	(62)	(5,828)
TOTAL WRITTEN OPTIONS (proceeds received $6,143)		(5,828)
TOTAL INVESTMENTS (cost net of proceeds received $298,931,982) — 34.0%		320,448,953
OTHER ASSETS LESS LIABILITIES — 66.0%		620,935,486
NET ASSETS — 100.0%		$941,384,439

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At April 30, 2013, the aggregate amount held in a segregated account was $618,528,456.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2013.
(d)	Issuer is in default.
(e)	All of a portion of the security on loan. The aggregate market value of such securities is $45,986,941.

Abbreviations:

ADR	— American Depositary Receipt
NYRS	— New York Registered Shares

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,877,121
Aggregate gross unrealized depreciation	(19,360,465)

Net unrealized appreciation	$21,516,656

Federal income tax cost of investments	$298,931,982

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Futures Contracts Purchased

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
ASX 90 Day Bank Accepted Bills Future Contracts	AUD	436	12/11/14	$448,407,390	$448,726,099	$318,709
ASX SPI200 Index Futures Contracts	AUD	29	06/20/13	3,842,281	3,884,308	42,027
CBOT 5 Year US Treasury Note Futures Contracts	USD	248	06/28/13	30,796,601	30,910,875	114,274
CBOT U.S. Ten Year Note Futures Contracts	USD	59	06/19/13	7,753,603	7,868,203	114,600
CBOT US Long Bond Futures Contracts	USD	21	06/19/13	3,082,312	3,115,875	33,563
CME 3 Month Eurodollar Futures Contracts	USD	535	12/15/14	133,065,241	133,161,500	96,259
CME 3 Month Eurodollar Futures Contracts	USD	742	06/16/14	184,724,266	184,841,475	117,209
CME 3 Month Eurodollar Futures Contracts	USD	1,214	03/13/17	298,795,261	299,068,900	273,639
CME Australian Dollar Currency Futures Contracts	USD	57	06/17/13	5,952,224	5,885,250	(66,974)
CME Canadian Dollar Currency Futures Contract	USD	45	06/18/13	4,405,613	4,461,300	55,687
CME Mexican Peso Currency Futures Contracts	USD	116	06/17/13	4,648,141	4,760,350	112,209
CMX Copper Commodity Futures Contracts	USD	10	07/29/13	802,480	796,875	(5,605)
DAX Index Futures Contracts	EUR	20	06/21/13	5,078,492	5,215,780	137,288
E-Mini NASDAQ 100 Futures Contracts	USD	127	06/21/13	7,199,447	7,315,200	115,753
E-Mini S&P 500 Futures Contracts	USD	58	06/21/13	4,495,179	4,617,380	122,201
E-mini S&P MidCap 400 Futures Contracts	USD	2	06/21/13	224,104	231,540	7,436
Eurex 10 Year Euro BUND Futures Contracts	EUR	79	06/06/13	15,045,797	15,250,044	204,247
Eurex 30 Year Euro BUXL Futures Contracts	EUR	8	06/06/13	1,408,633	1,460,445	51,812
Eurex 5 Year Euro BOBL Futures Contracts	EUR	128	06/06/13	21,319,763	21,362,825	43,062
Euro/Japanese Yen Futures Contacts	JPY	3	06/17/13	483,867	493,730	9,863
Euro/Norwegian Krone Cross Currency Futures Contracts	NOK	1	06/17/13	166,657	164,918	(1,739)
FTSE 100 IDX Futures Contracts	GBP	31	06/21/13	3,089,271	3,073,901	(15,370)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Futures Contracts Purchased (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE Bursa Malaysia KLCI Index Futures Contracts	MYR	231	05/31/13	$6,489,559	$6,485,842	$(3,717)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	8	06/20/13	320,984	305,397	(15,587)
Great British Pound/Japanese Yen Cross Currency Futures Contract	JPY	1	06/17/13	182,805	194,081	11,276
Hang Seng Index Futures Contracts	HKD	41	05/30/13	5,922,685	5,971,302	48,617
HKG Hang Seng China Enterprise Futures Contracts	HKD	9	05/30/13	629,776	630,162	386
KFE 3 Year Treasury Bond Futures Contracts	KRW	620	06/18/13	60,136,989	60,322,346	185,357
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	104	03/14/16	34,001,311	34,026,695	25,384
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	377	12/15/14	123,554,675	123,700,519	145,844
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	313	06/16/14	102,694,233	102,778,251	84,018
LIFFE 3 Month Euroswiss Futures Contracts	CHF	11	06/16/14	2,958,552	2,958,808	256
LIFFE 90 Day Sterling Futures Contracts	GBP	921	09/18/13	177,876,401	177,971,034	94,633
LONG GILT Futures Contract	GBP	47	06/26/13	8,655,164	8,761,624	106,460
Montreal Exchange 10 Year Canadian Bond Futures Contract	CAD	54	06/19/13	7,203,710	7,329,356	125,646
Montreal Exchange 3 Month Canadian Bank Accept Futures Contracts	CAD	401	12/16/13	98,251,417	98,284,704	33,287
New Zealand $ Futures Contracts	USD	156	06/17/13	13,317,284	13,323,961	6,677
OML Stockholm OMXS30 Index Futures Contracts	SEK	146	05/17/13	2,647,912	2,701,013	53,101
Russell 2000 Mini Futures Contracts	USD	10	06/21/13	936,701	945,100	8,399
SFE 10 Year Australian Bond Futures Contracts	AUD	93	06/17/13	11,928,565	12,043,804	115,239
SFE 3 Year Australian Bond Futures Contracts	AUD	46	06/17/13	5,231,705	5,241,095	9,390
SGX MSCI Singapore Index Futures Contracts	SGD	78	05/30/13	4,768,395	4,815,393	46,998

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Futures Contracts Purchased (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
SGX Nikkei 225 Futures Contracts	JPY	10	06/13/13	$607,704	$711,392	$103,688
Swiss Franc/Japanese Yen Cross Currency Futures Contract	JPY	1	06/17/13	260,219	269,118	8,899
Swiss Franc/U.S. Dollar Cross Currency Futures Contracts	USD	24	06/17/13	3,250,548	3,229,500	(21,048)
Tokyo Price Index Futures Contracts	JPY	29	06/13/13	3,231,905	3,471,611	239,706
TSE Japanese 10 Year Bond Futures Contracts	JPY	8	06/11/13	11,820,523	11,860,696	40,173
U.S. Dollar Index Futures Contracts	USD	3	06/17/13	248,741	245,421	(3,320)
WTI Crude Oil Futures Contracts	USD	15	05/21/13	1,371,489	1,401,900	30,411

						$3,360,323

Futures Contracts Sold

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index Futures Contracts	USD	2	05/21/13	$30,737	$28,900	$1,837
CBOT US Long Bond Futures Contracts	USD	8	06/19/13	1,169,031	1,187,000	(17,969)
CBT Corn Comodity Futures Contracts	USD	11	07/12/13	349,255	357,500	(8,245)
CBT Soybean Futures Contracts	USD	5	07/12/13	342,523	349,750	(7,227)
CBT Wheat Futures Contracts	USD	28	07/12/13	992,829	1,023,400	(30,571)
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	5	06/19/13	796,094	821,719	(25,625)
CMX Silver Futures Contracts	USD	2	07/29/13	232,035	241,850	(9,815)
Coffee “C” Futures Contracts	USD	8	07/19/13	415,680	405,300	10,380
COMEX Division Gold Futures Contracts	USD	4	06/26/13	639,230	588,840	50,390
E-Mini S&P 500 Futures Contracts	USD	193	06/21/13	14,870,877	15,364,729	(493,852)
Eurex 10 Year Euro OAT Futures Contracts	EUR	71	06/06/13	12,661,019	13,070,847	(409,828)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	38	06/20/13	1,462,896	1,450,636	12,260
Gasoline RBOB Futures Contracts	USD	22	05/31/13	2,535,264	2,589,048	(53,784)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Futures Contracts Sold (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Great British Pound/Swiss Franc Cross Currency Futures Contracts	CHF	5	06/17/13	$946,341	$969,496	$(23,155)
Great British Pound/U.S. Dollar Cross Currency Contract	USD	29	06/17/13	2,735,493	2,814,088	(78,595)
Heating Oil Futures Contracts	USD	3	05/31/13	349,974	357,790	(7,816)
ICE Brent Crude Oil Futures Contracts	USD	2	05/16/13	200,436	204,740	(4,304)
ICE Gas Oil Futures Contracts	USD	5	06/12/13	417,540	424,875	(7,335)
Japanese Yen/U.S. Dollar Futures Contracts	USD	25	06/17/13	3,243,962	3,205,625	38,337
LME Copper Futures Contracts	USD	6	06/17/13	1,175,131	1,056,375	118,756
NYB Sugar No. 11 Futures Contracts	USD	28	06/28/13	552,920	551,936	984
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	6	06/20/13	819,198	844,747	(25,549)
U.S. Dollar/South African Rand Cross Currency Futures Contracts	ZAR	24	06/17/13	2,420,631	2,414,911	5,720
U.S. Dollar/Swedish Krona Cross Currency Futures Contracts	SEK	56	06/17/13	5,595,589	5,606,394	(10,805)
U.S.Dollar/Norwegian Krone Cross Currency Futures Contracts	NOK	13	06/17/13	1,297,223	1,302,671	(5,448)
WSE WIG20 Index Futures Contracts	PLN	5	06/21/13	37,634	36,268	1,366

						$(979,893)

Cash collateral in the amount of $10,570,538 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	BHP Billiton Ltd.	01/17/2014	USD	$731,345	$(31,680)
Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	175,812	(1,404)
JPMorgan Chase Bank	Caterpillar, Inc.	01/17/2014	USD	550,817	(15,464)
JPMorgan Chase Bank	Christian Dior S.A.	01/17/2014	EUR	2,261,972	307,953
JPMorgan Chase Bank	Deere & Co.	01/17/2014	USD	374,172	(24,468)
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	01/23/2014	AUD	143,816	1,020
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	540,495	8,779

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Equity Total Return Swap Contracts (continued)

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	$180,645	$2,428
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	182,000	1,024
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	21,580	392
JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	181,500	1,542
JPMorgan Chase Bank	Industrial Select Sector SPDR Fund	01/17/2014	USD	2,589,788	(65,772)
JPMorgan Chase Bank	Liberty Global, Inc.	01/17/2014	USD	473,050	1,408
JPMorgan Chase Bank	Liberty Global, Inc.	01/17/2014	USD	801,449	4,099
JPMorgan Chase Bank	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	1,422,226	(188,934)
JPMorgan Chase Bank	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	841,569	(90,591)
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	01/20/2014	JPY	19,387,384	42,605
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	01/23/2014	JPY	14,594,580	(1,227)
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	01/20/2014	JPY	69,222,533	130,070
JPMorgan Chase Bank	Smiths Group plc	01/17/2014	GBP	932,148	19,716
JPMorgan Chase Bank	SPDR S&P Oil & Gas Exploration & Production ETF	01/23/2014	USD	324,001	(8,733)
JPMorgan Chase Bank	SPDR S&P Oil & Gas Exploration & Production ETF	01/23/2014	USD	152,197	4,931
JPMorgan Chase Bank	STOXX Europe 600 Index	01/20/2014	EUR	3,017,614	(272,125)

					$(174,431)

Credit Default Swap Contracts Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	$10,000,000	$(121,922)	06/20/2018	$(666,886)
JPMorgan Chase Bank	Boston Scientific Corp.	1.00%	USD	3,030,000	21,055	03/20/2018	(14,111)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Credit default swap contracts buy protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	CDX North Amerca Investment Grade Index 19-V1	1.00%	USD	$5,000,000	$(24,725)	12/20/2017	$(83,083)
JPMorgan Chase Bank	Universal Display Corp.	1.00%	EUR	3,000,000	309,439	06/20/2018	284,792
JPMorgan Chase Bank	Darden Restaurants, Inc.	1.00%	USD	3,093,000	210,094	03/20/2018	50,071
JPMorgan Chase Bank	Devon Energy Corp.	1.00%	USD	3,000,000	40,667	06/20/2018	26,945
JPMorgan Chase Bank	iTraxx Europe Index Series 18-V1	1.00%	EUR	2,000,000	24,568	12/20/2017	(16,379)

					$459,176		$(418,651)

Credit default swap contracts sell protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	$2,500,000	$75,541	06/20/2018	$168,209
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	2,500,000	73,239	06/20/2018	168,209
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	217,589	06/20/2018	336,419
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	211,503	06/20/2018	336,419
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	2,500,000	99,365	06/20/2018	168,209
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	5,000,000	(49,974)	06/20/2018	(2,080)
JPMorgan Chase Bank	United Rentals, Inc.	5.00%	USD	2,000,000	184,901	06/20/2018	246,218

					$812,164		$1,421,603

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Equity Basket Swap Contracts

Reference Entity	Shares	Notional	Unrealized Appreciation (Depreciation)
Long Positions
Indonesia
Indofood Sukses Makmur Tbk	83,700	$65,027	$(1,752)

Taiwan
President Chain Store Corp.	10,300	63,595	(75)

United Kingdom
AstraZeneca plc	14,900	769,703	3,916
BAE Systems plc	43,500	258,383	(4,655)
British American Tobacco plc	20,650	1,152,114	(8,260)
British Land Co. plc	23,100	212,253	1,068
GlaxoSmithKline plc	10,000	261,276	(3,342)
Great Portland Estates plc	6,600	54,591	(50)
Imperial Tobacco Group plc	62,220	2,210,765	12,172
Land Securities Group plc	9,430	128,759	(808)
Persimmon	6,800	149	7,773

			7,814

United States
British American Tobacco Malaysia Berhad	11,500	238,605	731
Energy Transfer Equity, L.P.	116,094	6,251,082	561,315
Gudang Garam Tbk	46,500	239,725	(3,459)
Hite Jinro	1,570	45,391	584
KT&G Corp.	16,400	1,129,862	51,034
LG Household & Health Care Ltd.	125	68,570	1,688
Lotte Confectionary Co., Ltd.	11	18,369	808
Standard Foods Corp.	17,700	59,121	1,454
Unilever Indonesia Tbk	18,300	43,311	6,097

			620,252

Total of Long Equity Positions			$626,239

Cash collateral in the amount of $19,003,287 was pledged for total return, credit default and equity basket swap contracts as of April 30, 2013.

Currency	Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Currency	Abbreviations (Continued):

KRW	— Korea (Rep.) Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
Australian Dollar vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	4,186,000	4,444,494	$4,329,515	$4,408,438	$(78,923)
Australian Dollar vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	1,613,000	1,287,408	1,668,301	1,695,775	(27,474)
Australian Dollar vs. Japanese Yen, expiring 5/31/13	JPMorgan Chase Bank	2,064,000	203,853,024	2,134,763	2,091,422	43,341
Australian Dollar vs. Swiss Franc, expiring 5/31/13	JPMorgan Chase Bank	1,670,000	1,628,192	1,727,256	1,751,612	(24,356)
Brazilian Real vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	3,900,000	2,007,929	1,942,553	1,991,639	(49,086)
British Pound vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	1,969,784	2,300,000	3,059,145	3,029,562	29,583
British Pound vs. Indian Rupee, expiring 5/31/13	JPMorgan Chase Bank	710,689	59,280,000	1,103,725	1,093,945	9,780
British Pound vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	3,498,000	5,293,013	5,432,520	5,293,013	139,507
Canadian Dollar vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,153,529	2,054,000	2,136,058	2,124,420	11,638
Canadian Dollar vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,253,801	2,132,000	2,235,517	2,205,095	30,422
Canadian Dollar vs. Brazilian Real, expiring 5/31/13	JPMorgan Chase Bank	1,109,493	2,209,000	1,100,492	1,100,282	210

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
Canadian Dollar vs. Chilean Peso, expiring 5/31/13	JPMorgan Chase Bank	1,042,871	489,002,000	$1,034,410	$1,033,870	$540
Canadian Dollar vs. Mexican Peso, expiring 5/31/13	JPMorgan Chase Bank	1,151,879	14,055,000	1,142,534	1,154,652	(12,118)
Canadian Dollar vs. Russian Ruble, expiring 5/31/13	JPMorgan Chase Bank	1,035,481	31,898,000	1,027,080	1,019,231	7,849
Canadian Dollar vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,236,000	2,182,174	2,217,860	2,182,174	35,686
Canadian Dollar vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	6,164,725	6,033,000	6,114,713	6,033,000	81,713
Chilean Peso vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	914,560,000	1,871,184	1,933,604	1,856,004	77,600
European Union Euro vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	665,802	821,000	876,995	849,148	27,847
European Union Euro vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	625,494	792,000	823,900	819,153	4,747
European Union Euro vs. British Pound, expiring 5/31/13	JPMorgan Chase Bank	2,290,979	1,969,784	3,017,680	3,059,145	(41,465)
European Union Euro vs. Indian Rupee, expiring 5/31/13	JPMorgan Chase Bank	816,736	57,557,000	1,075,805	1,062,149	13,656
European Union Euro vs. Poland Zloty, expiring 5/31/13	JPMorgan Chase Bank	766,525	3,225,000	1,009,667	1,018,355	(8,688)
European Union Euro vs. Romenion Leu, expiring 5/31/13	JPMorgan Chase Bank	765,825	3,408,000	1,008,746	1,033,840	(25,094)
European Union Euro vs. Russian Ruble, expiring 5/31/13	JPMorgan Chase Bank	795,617	31,948,000	1,047,987	1,020,829	27,158
European Union Euro vs. Turkish Lira, expiring 5/31/13	JPMorgan Chase Bank	802,938	1,880,000	1,057,631	1,045,299	12,332

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/19/13	JPMorgan Chase Bank	130,083	169,094	$171,368	$169,094	$2,274
European Union Euro vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,048,162	2,680,000	2,697,841	2,680,000	17,841
Indian Rupee vs. British Pound, expiring 5/31/13	JPMorgan Chase Bank	106,420,000	1,278,626	1,963,860	1,985,751	(21,891)
Indian Rupee vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	105,490,000	1,475,178	1,946,698	1,943,106	3,592
Japanese Yen vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	102,772,035	1,051,000	1,054,386	1,087,033	(32,647)
Japanese Yen vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	103,433,682	1,013,000	1,061,174	1,047,730	13,444
Japanese Yen vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	230,000,000	2,440,883	2,359,676	2,440,883	(81,207)
Japanese Yen vs. U.S. Dollar, expiring 6/19/13	Goldman Sachs Capital	100,000,000	1,045,822	1,026,055	1,045,822	(19,767)
Japanese Yen vs. U.S. Dollar, expiring 6/19/13	Goldman Sachs Capital	31,000,000	332,162	318,077	332,162	(14,085)
Korean Won vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,743,465,800	2,462,053	2,488,389	2,462,053	26,336
Korean Won vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,900,170,000	2,600,000	2,630,524	2,600,000	30,524
Korean Won vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	5,665,000,000	5,000,000	5,138,292	5,000,000	138,292
Malaysian Ringgit vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	9,130,000	2,958,522	2,994,164	2,958,522	35,642
Mexican Peso vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	24,640,000	2,026,835	2,024,235	2,010,392	13,843
Norwegian Krone vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	3,516,045	600,000	609,039	600,000	9,039

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
Philippine Peso vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	120,610,000	2,968,131	$2,926,965	$2,968,131	$(41,166)
Poland Zloty vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	6,023,392	1,442,998	1,902,001	1,900,718	1,283
Romenion Leu vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	6,390,000	1,436,354	1,938,450	1,891,967	46,483
Russian Ruble vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	58,420,000	1,917,894	1,866,685	1,902,335	(35,650)
Russian Ruble vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	59,040,000	1,460,724	1,886,495	1,924,066	(37,571)
Swiss Franc vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	840,055	850,000	903,733	879,142	24,591
Swiss Franc vs. Australian Dollar, expiring 5/31/13	JPMorgan Chase Bank	796,608	820,000	856,992	848,113	8,879
Swiss Franc vs. U.S. Dollar, expiring 6/19/13	JPMorgan Chase Bank	659,088	699,889	709,192	699,889	9,303
Swiss Franc vs. U.S. Dollar, expiring 5/31/13	JPMorgan Chase Bank	557,947	597,502	600,241	597,502	2,739
Turkish Lira vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	3,470,000	1,462,749	1,929,355	1,926,734	2,621
U.S. Dollar vs. British Pound, expiring 5/31/13	JPMorgan Chase Bank	1,400,000	912,726	1,400,000	1,417,496	(17,496)
U.S. Dollar vs. British Pound, expiring 6/19/13	JPMorgan Chase Bank	1,039,811	688,474	1,039,811	1,069,108	(29,297)
U.S. Dollar vs. British Pound, expiring 5/31/13	JPMorgan Chase Bank	2,927,000	1,890,563	2,927,000	2,936,112	(9,112)
U.S. Dollar vs. British Pound, expiring 6/19/13	JPMorgan Chase Bank	160,704	108,000	160,704	167,710	(7,006)
U.S. Dollar vs. British Pound, expiring 6/19/13	JPMorgan Chase Bank	337,044	222,145	337,044	344,961	(7,917)
U.S. Dollar vs. British Pound, expiring 6/19/13	JPMorgan Chase Bank	462,817	306,520	462,817	475,984	(13,167)
U.S. Dollar vs. British Pound, expiring 5/31/13	JPMorgan Chase Bank	5,615,945	3,715,623	5,615,946	5,770,495	(154,549)
U.S. Dollar vs. British Pound, expiring 5/7/13	JPMorgan Chase Bank	3,071,450	2,000,000	3,071,450	3,106,586	(35,136)
U.S. Dollar vs. British Pound, expiring 6/19/13	JPMorgan Chase Bank	52,933	34,743	52,933	53,951	(1,018)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
U.S. Dollar vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	1,500,000	1,539,767	$1,500,000	$1,527,275	$(27,275)
U.S. Dollar vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	4,500,000	4,615,965	4,500,000	4,578,518	(78,518)
U.S. Dollar vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,646,074	2,719,000	2,646,074	2,696,942	(50,868)
U.S. Dollar vs. Canadian Dollar, expiring 5/31/13	JPMorgan Chase Bank	8,750,000	8,991,684	8,750,001	8,918,738	(168,737)
U.S. Dollar vs. Danish Krone, expiring 6/19/13	JPMorgan Chase Bank	1,697,407	9,700,000	1,697,406	1,714,368	(16,962)
U.S. Dollar vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	1,602,855	1,237,000	1,602,855	1,629,377	(26,522)
U.S. Dollar vs. European Union Euro, expiring 6/19/13	JPMorgan Chase Bank	384,704	300,000	384,704	395,213	(10,509)
U.S. Dollar vs. European Union Euro, expiring 6/19/13	JPMorgan Chase Bank	6,862,398	5,300,000	6,862,397	6,982,087	(119,690)
U.S. Dollar vs. European Union Euro, expiring 6/19/13	JPMorgan Chase Bank	2,084,699	1,616,279	2,084,700	2,129,246	(44,546)
U.S. Dollar vs. European Union Euro, expiring 5/7/13	JPMorgan Chase Bank	19,641,015	15,000,000	19,641,015	19,754,786	(113,771)
U.S. Dollar vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	1,341,000	1,029,682	1,341,000	1,356,298	(15,298)
U.S. Dollar vs. European Union Euro, expiring 5/31/13	JPMorgan Chase Bank	5,400,000	4,126,150	5,400,000	5,434,969	(34,969)
U.S. Dollar vs. European Union Euro, expiring 6/19/13	JPMorgan Chase Bank	287,309	225,000	287,309	296,409	(9,100)
U.S. Dollar vs. Hong Kong Dollar, expiring 5/31/13	JPMorgan Chase Bank	2,125,458	16,493,000	2,125,458	2,125,690	(232)
U.S. Dollar vs. Japanese Yen, expiring 5/31/13	JPMorgan Chase Bank	833,000	81,773,194	833,000	838,949	(5,949)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation (Depreciation)
U.S. Dollar vs. Japanese Yen, expiring 6/19/13	JPMorgan Chase Bank	461,805	45,800,000	$461,805	$469,933	$(8,128)
U.S. Dollar vs. Japanese Yen, expiring 6/19/13	JPMorgan Chase Bank	5,802,083	557,000,000	5,802,083	5,715,126	86,957
U.S. Dollar vs. Japanese Yen, expiring 5/31/13	JPMorgan Chase Bank	6,969,573	665,321,000	6,969,574	6,825,835	143,739
U.S. Dollar vs. Japanese Yen, expiring 5/31/13	JPMorgan Chase Bank	1,600,000	158,813,120	1,600,000	1,629,337	(29,337)
U.S. Dollar vs. Japanese Yen, expiring 6/19/13	JPMorgan Chase Bank	249,811	24,800,000	249,811	254,462	(4,651)
U.S. Dollar vs. Korean Won, expiring 5/31/13	JPMorgan Chase Bank	3,390,000	3,792,460,800	3,390,000	3,439,853	(49,853)
U.S. Dollar vs. Korean Won, expiring 5/31/13	JPMorgan Chase Bank	3,000,000	3,375,000,000	3,000,000	3,061,206	(61,206)
U.S. Dollar vs. Korean Won, expiring 5/31/13	JPMorgan Chase Bank	6,730,099	7,516,175,000	6,730,099	6,817,351	(87,252)
U.S. Dollar vs. Malaysian Ringgit, expiring 5/31/13	JPMorgan Chase Bank	2,908,570	9,130,000	2,908,569	2,994,164	(85,595)
U.S. Dollar vs. Norwegian Krone, expiring 5/31/13	JPMorgan Chase Bank	600,000	3,503,820	600,000	606,921	(6,921)
U.S. Dollar vs. Philippine Peso, expiring 5/31/13	JPMorgan Chase Bank	2,916,455	120,610,000	2,916,455	2,926,965	(10,510)
U.S. Dollar vs. South African Rand, expiring 5/31/13	JPMorgan Chase Bank	3,287,570	30,783,529	3,287,570	3,416,641	(129,071)
U.S. Dollar vs. Swiss Franc, expiring 5/31/13	JPMorgan Chase Bank	600,000	557,947	600,000	600,240	(240)
U.S. Dollar vs. Swiss Franc, expiring 6/19/13	JPMorgan Chase Bank	137,903	130,403	137,902	140,316	(2,414)
U.S. Dollar vs. Swiss Franc, expiring 6/19/13	JPMorgan Chase Bank	323,923	306,508	323,923	329,809	(5,886)
U.S. Dollar vs. Swiss Franc, expiring 6/19/13	JPMorgan Chase Bank	1,318,431	1,246,625	1,318,431	1,341,395	(22,964)
U.S. Dollar vs. Swiss Franc, expiring 6/19/13	JPMorgan Chase Bank	268,611	254,508	268,611	273,856	(5,245)

						$(887,074)

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Arden Alternative Strategies Fund invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Argentina	(0.1)%
Australia	(0.2)
Belgium	1.6
Bermuda	0.4
Brazil	(0.1)
Canada	6.3
Cayman Islands	0.3
Chile	0.0	*
China	0.0	*
Colombia	(0.1)
Cyprus	0.4
Denmark	0.4
France	0.5
Germany	1.8
Hong Kong	0.3
India	(0.1)
Ireland	2.0
Israel	0.1
Japan	3.3
Jersey	0.3
Luxembourg	2.0
Mexico	0.1
Netherlands	5.9
New Zealand	0.0	*
Norway	0.0	*
Panama	0.1
Peru	0.0	*
Singapore	0.3
South Africa	0.3
South Korea	0.0	*
Sweden	0.1
Switzerland	1.9
Taiwan	0.1
United Kingdom	2.4
United States	69.7

	100.0%

*	Amount represent less than 0.05%

ARDEN ALTERNATIVE STRATEGIES FUND**

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2013 (Unaudited)

Assets
Investments in securities, at value (Cost $620,379,121)***	$654,826,809
Cash	418,776,468
Segregated cash balance with custodian for swap contracts	19,003,287
Segregated cash balance with broker for futures contracts	10,570,538
Segregated cash balance with broker for securities sold short	161,215,840
Foreign cash (Cost $4,754,215)	4,873,161
Swap agreements, at value (Cost $1,271,340)	1,444,385
Unrealized appreciation on forward foreign currency contracts	1,171,031
Receivables:
Securities sold	45,926,751
Dividends and interest	2,777,870
Variation margin	2,405,739
Receivable for capital shares issued	1,978,554
Reclaims	36,620
Prepaid expenses	653,216

Total assets	1,325,660,269

Liabilities
Securities sold short, at value (Proceeds received $321,439,996)	334,372,028
Written Options, at value (Proceeds received $6,143)	5,828
Unrealized depreciation on forward foreign currency contracts	2,058,105
Payables:
Securities purchased	45,122,888
Capital shares redeemed	418,622
Advisory fees (Note 5)	1,407,630
Trustees fees (Note 7)	5,923
Accrued expenses and other liabilities	884,806

Total liabilities	384,275,830

Net Assets	$941,384,439

Net Assets Consist of:
Paid-in capital	$912,786,369
Accumulated undistributed net investment income (loss)	(4,223,073)
Accumulated undistributed net realized gain (loss)	9,523,790
Net unrealized appreciation (depreciation) on:
Investments in securities	34,448,688
Futures contracts	2,380,430
Written options	315
Securities sold short	(12,932,032)
Swap agreements	173,045
Translation of assets and liabilities denominated in foreign currencies	113,981
Forward foreign currency contracts	(887,074)

Net Assets	$941,384,439

Net Assets, Class I:	$941,384,439
Shares Outstanding, Class I:	90,888,816
Net Asset Value, Class I:	$10.36

**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.
***	Includes $45,986,841 of investments in securities on loan.

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND**

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE PERIOD FROM NOVEMBER 27, 2012* THROUGH APRIL 30, 2013 (Unaudited)

Investment Income
Dividend income	$4,056,629
Interest income	2,019,602
Foreign withholding tax on dividends	(75,117)

Total investment income	6,001,114

Expenses
Investment management fees (Note 5)	6,356,488
Dividends on securities sold short	1,824,426
Administration fees (Note 6)	560,651
Offering costs	376,916
Interest on securities sold short	323,672
Transfer agent fees (Note 6)	255,353
Custody fees (Note 6)	243,859
Professional fees	143,978
Other fees	125,421
Trustees fees (Note 7)	13,423

Total expenses	10,224,187

Net investment income (loss)	(4,223,073)

Net Realized Gain (Loss) on:
Investments in securities	28,965,771
Futures contracts	(1,202,248)
Forward foreign currency exchange contracts	2,320,200
Foreign currency transactions	(45,573)
Purchased options	(382,719)
Securities sold short	(22,772,904)
Swap agreements	2,641,263

Net realized gain (loss)	9,523,790

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in securities	34,448,688
Futures contracts	2,380,430
Written options	315
Securities sold short	(12,932,032)
Swap agreements	173,045
Translation of assets and liabilities denominated in foreign currencies	113,981
Forward foreign currency contracts	(887,074)

Net change in unrealized appreciation (depreciation)	23,297,353

Net realized and unrealized gain (loss)	32,821,143

Net increase (decrease) in net assets resulting from operations	$28,598,070

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND**

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period 11/27/12* — 04/30/13 (Unaudited)
Operations
Net investment income (loss)	$(4,223,073)
Net realized gain (loss)	9,509,205
Net change in unrealized appreciation (depreciation)	23,311,937

Net increase in net assets resulting from operations	28,598,070

Capital Transactions
Class I
Proceeds from shares issued	965,239,794
Cost of shares redeemed	(52,683,425)

Net increase from capital transactions	912,556,369

Total increase in net assets	941,154,439

Net Assets
Beginning of period	230,000

End of period	$941,384,439

Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,223,073)

Share Transactions
Class I
Beginning of period	23,000
Shares issued	96,034,880
Shares redeemed	(5,169,064)

Shares outstanding, end of period	90,888,816

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (Unaudited)

	PER SHARE OPERATING PERFORMANCE					RATIOS/SUPPLEMENTAL DATA
		Investment Operations				Ratios to Average Net Assets of(2)			Total Return(3)
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total Investment Operations	Net Asset Value, End of Period	Expenses, Before Securities Sold Short	Expenses, After Securities Sold Short	Net Investment Income (Loss)	Net Asset Value(4)	Portfolio Turnover Rate(3)	Ending Net Assets (Thousands)
For the period 11/27/12* — 04/30/13	$10.00	$(0.05)	$0.41	$0.36	$10.36	2.30%	2.91%	(1.20)%	3.60%	146%	$941,384

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

See Accompanying Notes to the Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2013 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a single series, the Arden Alternative Strategies Fund.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of Arden Alternative Strategies Fund. The Subsidiary acts as an investment vehicle for Arden Alternative Strategies Fund to enable Arden Alternative Strategies Fund to gain exposure to certain types of commodity-linked derivative instruments. Arden Alternative Strategies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that Arden Alternative Strategies Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis of Arden Alternative Strategies Fund and the Subsidiary (collectively, the “Fund”). All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2013, Subsidiary’s net assets were $106,621,898 or 11%.

The Trust has had no operations from November 12, 2012 (initial seeding date) until the Fund’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in the Fund to the Fund’s investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. The Fund’s investment objective is to achieve capital appreciation. In pursuing the Fund’s objective, the Adviser seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The preparation requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s fair value procedure. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Trustees (the “Board”). The Fund may also use fair value to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Fund-approved triggers or thresholds. One or more independent fair valuation pricing services may be retained to assist in the fair valuation process for foreign securities.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Adviser, operating under procedures approved by the Board, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s NAV by such traders.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Consolidated Statement of Operations.

Debt securities will be valued by a pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

In the event if a price is not available, the investment will be valued by the Board, or its delegate, (the “Pricing Committee”), as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the investment advisor and/or sub-advisor deems relevant and consistent with the principles of fair value measurement. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is periodically reviewed by the Board.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such securities. If no sales of those securities are reported on a particular day, the securities will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed. The Fund may not be able to verify valuation information given to the Fund by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in ETFs reported as “estimated” or “final” values (using the nomenclature of the private investment fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

• Level 1 –	Quoted prices in active markets for identical assets or liabilities on the measurement date.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2013 for the Fund based upon the three levels defined above. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. As of and for the period ended April 30, 2013, there were no transfers between Level 1 and Level 2. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable. As of and for the period ended April 30, 2013, there were no Level 3 positions held.

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$461,901,302	$—	$461,901,302
Preferred Stocks
Automobiles	4,469,759	—	4,469,759
Consumer Finance	—	986,906	986,906
Exchange Traded Funds	9,220,776	—	9,220,776
Corporate Bonds	—	132,818,665	132,818,665
Municipal Bonds	—	20,528,531	20,528,531
Purchased Options	53,252	—	53,252
Cash Equivalent	24,847,618	—	24,847,618

Total Investments	$500,492,707	$154,334,102	$654,826,809

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Assets	Level 1	Level 2	Total
Futures Contracts	$3,733,713	$—	$3,733,713
Forward Currency Contracts	—	1,171,031	1,171,031
Credit Default Swap Contracts	—	1,785,491	1,785,491
Equity Total Return Swap Contracts	—	525,967	525,967
Equity Basket Swap Contracts	—	648,640	648,640

Total Derivatives	$3,733,713	$4,131,129	$7,864,842

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(151,787,437)	$—	$(151,787,437)
Exchange Traded Funds	(149,202,213)	—	(149,202,213)
Corporate Bonds	—	(14,363,379)	(14,363,379)
U.S. Government Agency Securities	—	(19,018,999)	(19,018,999)
Written Options	(5,828)	—	(5,828)

Total Investments	$(300,995,478)	$(33,382,378)	$(334,377,856)

Futures Contracts	$(1,353,283)	$—	$(1,353,283)
Forward Currency Contracts	—	(2,058,105)	(2,058,105)
Credit Default Swap Contracts	—	(782,539)	(782,539)
Equity Total Return Swap Contracts	—	(700,398)	(700,398)
Equity Basket Swap Contracts	—	(22,401)	(22,401)

Total Derivatives	$(1,353,283)	$(3,563,443)	$(4,916,726)

^ See Schedule of Investments for industry breakdown.

Segregation and Collateralization:

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps and options written), or borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. At April 30, 2013, the Fund use gross method in the consolidated financial statements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. In addition, the Fund manages counterparty risk by entering into agreements only

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreement entered into by the Fund may contain credit risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value threshold. If triggered, the counterparty could request additional cash margin and/or terminate the contract.

Foreign Securities and Forward Currency Exchange Contracts:

The Fund may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”), that represent indirect interests in securities of foreign issuers. Foreign securities in which the Fund may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Options:

The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Sub-Adviser of options on stock indexes will be subject to the Sub-Adviser’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts:

Futures contracts are agreements between the Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. The futures contracts used by the Fund are agreements to buy or sell The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

At period ended April 30, 2013, the Fund had entered into long and short equity future contracts, commodity future contracts and global currency future contracts.

Swap Agreements:

The Fund may enter into equity total return, interest rate, index and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. At April 30, 2013, the Fund did not hold such swap agreements.

The Fund may also enter into swap agreements, including credit default swap and total return swap contracts. The Fund expects to enter into these transactions to preserve a return or spread on a

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

•	Credit Default Swap Contracts – The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront fees paid are recoded as assets and any upfront fees received are recorded as liabilities and are shown as swap cost paid and swap cost received, respectively on the Consolidated Statement of Assets and Liabilities and amortized over the term of the swap. Periodic payments received or paid by the Fund are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss in the Consolidated Statements of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amount of all credit default swap agreements outstanding as of April 30, 2013 for which a Fund is the seller of protection are disclosed under the Consolidated Schedule of Investment. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amount received from the

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

•	Total Return Swap Contracts – The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Most swap agreements entered into by the Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objectives. The value of such derivative instruments reflected in the Consolidated Statement of Assets and Liabilities as of period ended April 30, 2013 are as follows:

	Assets				Liabilities
	Unrealized Appreciation on Futures Contracts	Swaps at Value	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options at Value*	Unrealized Depreciation on Futures Contracts	Swaps at Value	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options at Value
Equity Risk Exposure:	$941,065	$638,265	$—	$53,252	$554,075	$22,401	$—	$5,828
Foreign Exchange Rate Risk Exposure:	248,667	—	1,171,031	—	211,084	—	2,058,105	—
Interest Rate Risk Exposure:	2,333,061	525,967	—	—	453,422	700,398	—	—
Credit Risk Exposure:	—	1,785,491	—	—	—	782,539	—	—
Commodity Exposure:	214,337	—	—	—	138,119	—	—	—

*	This amount is included within the Investments in Securities, at Value on the Consolidated Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

	Net realized gain (loss) on derivatives recognized as a result from operations
	Futures Contracts	Swap Contracts	Forward Contracts	Purchased Options*	Written Options
Equity Risk Exposure:	$(193,947)	$484,817	$—	$(382,719)	$—
Foreign Exchange Rate Risk Exposure:	282,128	—	2,320,200	—	—
Interest Rate Risk Exposure:	(193,001)	126,813	—	—	—
Credit Risk Exposure:	—	2,029,633	—	—	—
Commodity Exposure:	(1,097,428)	—	—	—	—

*	This amount is included within the Realized Gain Loss on Investments in Securities on the Consolidated Statement of Operations.

	Net change in unrealized appreciation (depreciation) recognized as a result from operations
	Futures Contracts	Swap Contracts	Forward Contracts	Purchased Options*	Written Options
Equity Risk Exposure:	$386,990	$615,864	$—	$(207,404)	$315
Foreign Exchange Rate Risk Exposure:	37,583	—	(887,074)	—	—
Interest Rate Risk Exposure:	1,879,639	(174,431)	—	—	—
Credit Risk Exposure:	—	(268,388)	—	—	—
Commodity Exposure:	76,218	—	—	—	—

*	This amount is included within the Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities on the Consolidated Statement of Operations.

For the period ended April 30, 2013, the quarterly average values of the derivatives held by the Fund were as follows:

Equity Risk Exposure:
Equity Index Futures Contracts
Average notional value of purchased	$34,998,022
Average notional value of sold	14,922,192
Equity Total Return Swap Contracts
Average Notional Balance	62,626,887
Equity Basket Swap Contracts
Average Notional Balance	13,270,651
Options
Average notional value of purchased	215,737
Average notional value of sold	5,828

Foreign Exchange Rate Risk Exposure:
Foreign Exchange Rate Futures Contracts
Average notional value of purchased	35,885,850
Average notional value of sold	22,586,974
Forward Foreign Currency Exchange Contracts
Average Value	178,211,760

Interest Rate Risk Exposure:
Interest Rate Futures Contracts
Average notional value of purchased	1,159,017,377
Average notional value of sold	19,375,708

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Credit Risk Exposure:
Credit Default Swap Contracts
Average Notional Balance – Buy Protection	$38,251,500
Average Notional Balance – Sell Protection	43,525,000

Commodity Exposure
Commodity Futures Contracts
Average notional value of purchased	16,717,984
Average notional value of sold	5,285,628

The Fund’s derivative contracts held at April 30, 2013 are not accounted for as hedging instruments under GAAP.

Lending Portfolio Securities:

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning returns on the cash amounts invested in short-term investments.

Indemnifications:

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had such claims or losses through April 30, 2013 pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. At April 30, 2013, the Fund had $24,874,618 invested in money market security as the cash collateral for securities on loan.

Organizational Expenses:

Any and all organizational expenses incurred in connection with the organization of the Trust and the Fund have been paid by the Adviser.

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional Shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all Shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in Shares.

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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

Federal Income Tax:

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

As of April 30, 2013, management of the Fund has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

3.	Investment Transactions and Related Income

Investment transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and disclosed in the Statement of Operations. Foreign taxes payable, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

4.	Purchase and Redemption of Shares

The Fund currently offers Class I shares and is authorized to offer other classes of shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Fund’s shares do not charge redemption fees.

Class I shares are offered primarily for: (1) investors who are clients of investment advisors, consultants, broker dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor to offer Class I Shares; and (2) investors who are able to make a minimum initial investment. The minimum initial investment for Class I shares is $1,000. The minimum initial investment for Class I Shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. Class I shares may also be offered for investment by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board. The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Fund or Arden Securities LLC to sell shares or by contacting management of the Fund by mail or telephone.

5.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreement (the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages the Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

assumption of Fund expenses, the Adviser is entitled to an investment management fee, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of the Fund up to and including $1 billion; (ii) 1.65% of total average annual net assets of the Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of the Fund in excess of $2 billion. During the period ended April 30, 2013, the Fund incurred fees of $6,356,488.

The Advisor has contractually agreed, pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses of Class I shares of the Fund (excluding the fees payable to the Advisor under the Advisory Agreement and any other expense that is not a class-specific expense) to the extent necessary to limit the net operating expense ratio of Class I shares to 2.50% per annum of the Fund’s average daily net assets attributable to Class I shares. The Expense Limitation Agreement will remain in effect until (i) the end of the third fiscal year following the commencement of the Fund’s public offering of the Class I shares or (ii) terminated earlier by the Fund’s Board. During the period ended April 30, 2013, there were no reimbursed expenses.

6.	Other Agreements

Pursuant to the Sub-Advisor agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Fund allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fee received by the Adviser.

JPMorgan Chase Bank, N.A., serves as the administrator to the Trust and the Fund. The Administrator provides certain administrative services to the Fund. For these services, the Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A., serves as the custodian to the Trust and the Fund in accordance with custodian agreement. Custodian fees are payable monthly based on aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services, LLC serves as the transfer agent to the Trust and the Fund.

Arden Securities LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.

7.	Trustee Fees and Related Parties

At April 30, 2013, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

The Trust compensates each Trustee who is not an officer, director or employee of the Trust, for his or her services as a Trustee of the Trust or as a member of the Board. The Independent Trustees are each paid an annual retainer of $10,000 by the Trust, and are reimbursed for travel-related expenses. It is estimated that each independent Trustee would receive a total of $34,000 per year (plus expenses) from the funds in the Fund Complex (as defined below). The Trustees do not receive any pension or retirement benefits from the funds in the Fund Complex. The “Fund Complex” includes the Fund, Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

8.	Investment Transactions

For the period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follow:

Purchases		Sales
Long	Short	Long	Short
$ 1,653,057,364	$847,471,924	$972,352,718	$539,115,465

9.	Principal Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Fund’s objective.

As an investor in the Fund, your investment is subject to the following risks:

Multi-Manager Risk is the risk that the success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Equity Market Risk is the risk that the market value of the securities in which the Fund invests may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for the Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Adviser (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Fund’s performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Fund may invest in foreign securities, the Fund may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore Underlying Funds.

Derivatives may be a significant component of the Fund’s investment strategy. Derivatives are subject to the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss.

Derivatives Futures Risk is the risk that the Fund may be exposed to when it enter into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivatives Risks” described above.

Derivatives Options Risk is the risk that the Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Derivatives Swaps Risk involves greater risks than direct investment in the underlying securities, because swaps are subject to the risks relating to “Derivatives” described above. Further, equity total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Short Sales are expected to comprise a significant component of the Fund’s investment strategy. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Fund to leverage risk (i.e., the risk that losses could well exceed the Fund’s investment). This can occur, for example, when the Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Debt Securities held by the Fund are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Fund may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Fund to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Fund are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some or all of the Fund’s Sub-Advisers may borrow money from banks for investment purposes and, thus, the Fund may make margin purchases of securities, to the extent permitted by the 1940 Act. The Fund is also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, derivatives or other instruments where the risk of loss exceeds the amount invested.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2013 (Unaudited)

10.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Advisor is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

In January 2013, the FASB issued ASU 2013-01 ‘‘Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.’’ The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Sections 210 or 815, or subject to an enforceable master netting arrangement or similar arrangement. The Fund’s Investment Advisor is currently evaluating the application of ASU 2013-01, and its impact, if any, on the Fund’s financial statements.

ARDEN ALTERNATIVE STRATEGIES FUND

Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the commencement of operations and held through the period ended, April 30, 2013.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per period before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

ARDEN ALTERNATIVE STRATEGIES FUND

Expense Example (Unaudited) (Continued)

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Expenses Paid During the Period*(a)	Annualized Expense Ratio During Period**
Actual	$1,000.00	$1,036.00	$12.50	2.91%
Hypothetical	$1,000.00	$1,010.36	$14.51	2.91%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

**	The annualized expense ratio, excluding dividend & interest associated with securities sold short, is 2.30%.

(a)	The Fund commenced operations on November 27, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 154 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

ARDEN ALTERNATIVE STRATEGIES FUND

Additional Information

(Unaudited)

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, upon request, by visiting the Fund’s Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Fund’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ARDEN ALTERNATIVE STRATEGIES FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

I.	Approval of Advisory Agreement with Arden Asset Management, LLC

At a meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust (the “Trust”) held on October 25, 2012, the Board, including all of the Independent Trustees, unanimously approved the proposed Advisory Agreement between the Trust and Arden Asset Management, LLC (“Arden” or the “Adviser”) on behalf of Arden Alternative Strategies Fund (the “Fund”), the initial series of the Trust. The Board had discussions with Arden and reviewed and considered various written materials and oral presentations in connection with the Adviser’s proposed services, including the nature, extent and quality of services proposed to be provided, Arden’s anticipated profitability, the Fund’s fees and expenses, investment performance and the code of ethics and compliance program of the Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

The Nature, Quality and Extent of Services to be Provided by the Adviser.

The Independent Trustees reviewed the various presentations the Adviser provided to the Board regarding its proposed services to the Fund. They considered the broad scope of investment advisory services proposed to be provided to the Fund under the Advisory Agreement. In this regard, the Independent Trustees also considered the experience of personnel of the Adviser, including the individuals anticipated to be responsible for the day-to-day management and operation of the Fund’s assets, including personnel of the Adviser and their experience. The Independent Trustees noted that the Adviser will provide, at its own expense, facilities necessary for the operation of the Fund and will make certain of its personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer (“CCO”), the Principal Executive Officer and the Principal Financial Officer. The Independent Trustees considered the Adviser’s ability to identify and select quality sub-advisers, provide ongoing oversight and monitoring of the sub-advisers and the Trust’s other third-party service providers and monitor compliance with applicable Fund policies and procedures, including the Fund’s adherence to its investment restrictions. The Board also considered the Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund. The Independent Trustees found it was reasonable to expect that the Fund will receive the services required from the Adviser under the Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Adviser.

In connection with the evaluation of the services to be provided by the Adviser, the Independent Trustees reviewed the historical investment performance generated by the Adviser for various other affiliated funds and expressed satisfaction with their performance, while noting that the Fund was different in structure and, as a result, its investment program (and, consequently, its performance) would be somewhat different from such affiliated funds.

Cost of the Services Provided and Profits Realized by the Adviser from its Relationship with the Fund.

The Independent Trustees reviewed the proposed cost of services to be provided by the Adviser and the proposed fees paid under the Advisory Agreement. The Independent Trustees noted that under the Investment Advisory Agreement, the Fund is proposed to pay the Adviser a fixed management fee of 185 basis points. The Independent Trustees also considered information showing a comparison of the management fee and expense ratio of the Fund compared with fees and expenses of other similar registered alternative mutual funds that employ multiple sub-advisers. They also reviewed the fees charged to other Arden Funds, including Arden Sage Funds, noting that those funds bear direct fees paid to Arden and, in addition, unlike the Fund, bear the management fees of the underlying funds in which such Arden Funds invest. It was observed that the proposed advisory fee to Arden would include any fees that would be payable to sub-advisers. The Independent Trustees observed that the proposed

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(Unaudited)

advisory fees payable to Arden (and which include sub-advisory fees) are materially less than other Arden Funds’ advisory fees, plus their respective underlying fund fees. The Independent Trustees also observed that the proposed advisory fee and the expected Fund total expense ratio were within the range of fees/ratios of other similar registered alternative mutual funds (employing multiple sub-advisers). In this regard, the Independent Trustees noted the Adviser’s proposal to cap the Fund’s expense ratio. Based on its review, the Independent Trustees concluded that the proposed level of the management fee was fair and reasonable in light of the extent and quality of services that the Fund is proposed to receive.

The Independent Trustees then considered the proposed expenses incurred and profits estimated to be realized by the Adviser and its affiliates from the relationship with the Fund. Based on the data provided, the Independent Trustees concluded that the Adviser’s anticipated profitability level was not excessive.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. Because the Fund does not yet have assets, the Trustees determined that they would revisit this issue as appropriate.

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Fund’s proposed fee structure to be fair and reasonable in light of the services proposed to be provided by the Adviser. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

II.	Approval of Initial Sub-Advisory Agreements

At a meeting of the Board of the Trust held on November 16, 2012, the Board, including all of the Independent Trustees, unanimously approved: (i) the proposed Sub-Advisory Agreement between Babson Capital Management LLC and Arden for the Fund; (ii) the proposed Sub-Advisory Agreement between Chilton Investment Company, LLC and Arden for the Fund; (iii) the proposed Sub-Advisory Agreement between CQS (US), LLC and Arden for the Fund; (iv) the proposed Sub-Advisory Agreement between Eclectica Asset Management LLC and Arden for the Fund; (v) the proposed Sub-Advisory Agreement between Estlander and Partners, Ltd. and Arden for the Fund; (vi) the proposed Sub-Advisory Agreement between JANA Partners LLC and Arden for the Fund; (vii) the proposed Sub-Advisory Agreement between MatlinPatterson—MPAM Credit Trading Partners L.P. and Arden for the Fund; (viii) the proposed Sub-Advisory Agreement between Numeric Investors LLC and Arden for the Fund; and (ix) the proposed Sub-Advisory Agreement between York Registered Holdings, L.P. and Arden for the Fund (each, a “Sub-Adviser” and collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”). The Board had discussions with the Adviser and each Sub-Adviser, and reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ proposed services, including the nature, extent and quality of services proposed to be provided, proposed sub-advisory fees, investment performance and the compliance program of each Sub-Adviser. Additionally, the Trustees considered various presentations and materials discussed at their September and October meetings. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the Sub-Advisory Agreements.

The Nature, Quality and Extent of Services to be Provided by the Sub-Advisers.

The Independent Trustees recalled and reviewed the various presentations of the Sub-Advisers provided to the Board regarding their proposed services to the Fund. In connection with the sub-advisory services proposed to be provided to the Fund, the Independent Trustees discussed the resources proposed to be dedicated to the Fund by each of the Sub-Advisers, including each Sub-Adviser’s investment professional

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(Unaudited)

expertise and depth. The Trustees observed the scope of services required to be performed under each proposed Sub-Advisory Agreement. The Independent Trustees considered each Sub-Adviser’s ability to perform its obligations to the Fund and adhere to the Fund’s investment restrictions. The Board also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Fund, as well as the Adviser’s representations in this regard. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the Trust CCO’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will receive the services required from each Sub-Adviser under its Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Sub-Adviser.

The Board observed that the Fund has yet to commence operations and thus has no performance history. Nevertheless, in connection with the evaluation of the services proposed to be provided by each of the Sub-Advisers, the Independent Trustees considered the investment performance of comparable accounts or portfolios of other clients of each Sub-Adviser, which reasonably supported the Adviser’s rationale for recommending the Sub-Adviser.

Cost of the Services Provided and Profits Realized by the Sub-Adviser from their Relationship with the Fund.

The Independent Trustees reviewed the proposed fees to be paid under each Sub-Advisory Agreement, which would not be paid by the Fund. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Fund. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided under the Sub-Advisory Agreement supported each one’s approval.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. They observed that there were no breakpoints in the Advisory Agreement with the Adviser and the Adviser indicated that they will negotiate breakpoints in each Sub-Advisory Agreement if the assets allocated to such Sub-Adviser exceed $100 million. It was observed that currently, given the number of proposed Sub-Advisers, no Sub-Adviser was expected to have an allocated portion that materially exceeds $100 million. The Independent Trustees agreed to revisit economies of scale in future years to the extent that Fund assets materially exceed expected levels.

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the proposed sub-advisory fee structure to be fair and reasonable in light of the services to be provided by the Sub-Advisers. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved each of the Sub-Advisory Agreements.

III.	Approval of Sub-Advisory Agreements with PEAK6 Advisors LLC and Santa Fe Partners LLC

At the meeting of the Board held on February 28, 2013, the Board, including all of the Independent Trustees, unanimously approved (i) the proposed Sub-Advisory Agreement between PEAK6 Advisors LLC (“PEAK6”) and Arden for the Fund; and (ii) the proposed Sub-Advisory Agreement between Santa Fe Partners LLC and Arden for the Fund (“Santa Fe,” and together with PEAK6, the “New Sub-Advisers” and

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(Unaudited)

the “New Sub-Advisory Agreements”). The Board had discussions with Arden and each New Sub-Adviser. The Trustees considered various written materials and oral presentations in connection with the New Sub-Advisers’ proposed services, including the nature, extent and quality of services proposed to be provided, proposed sub-advisory fees, investment performance and the compliance program of each New Sub-Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the New Sub-Advisory Agreements.

The Nature, Quality and Extent of Services to be Provided by the New Sub-Advisers.

The Independent Trustees recalled and reviewed the presentations of the New Sub-Advisers provided to the Board regarding their proposed services to the Fund. In connection with the sub-advisory services proposed to be provided to the Fund, the Independent Trustees discussed the resources proposed to be dedicated to the Fund by each of the New Sub-Advisers, including each New Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered the New Sub-Advisers’ ability to perform their obligations to the Fund and adhere to the Fund’s investment restrictions. The Trustees observed the scope of services required to be performed under each proposed New Sub-Advisory Agreement. The Board also considered the New Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Fund, as well as Arden’s representations in this regard. The Trustees also considered the compliance diligence conducted on each New Sub-Adviser and the CCO’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will receive the services required from each New Sub-Adviser under the New Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Sub-Advisers.

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Board reviewed the New Sub-Advisers’ investment performance. At the meeting, the Board noted that PEAK6 has delivered solid performance results for its other accounts, but only for a brief period since their inception on September 30, 2012. The Board also noted that Santa Fe has delivered solid performance results for its other accounts managed using a strategy substantially similar to that proposed by the Fund over the most recent one-, three- and five-year periods.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the New Sub-Advisers were each in a position to provide a high quality and level of service to the Fund.

Cost of the Services Provided and Profits Realized by the New Sub-Advisers from their Relationships with the Fund.

The Independent Trustees reviewed the proposed cost of services to be provided by the New Sub-Advisers and the proposed fees paid under each New Sub-Advisory Agreement, which would not be paid by the Fund. The Trustees considered that the proposed sub-advisory fees were within the range of those paid to the other Sub-Advisers. Because each New Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the New Sub-Advisers thereunder, the Independent Trustees did not consider the profitability to the New Sub-Advisers from their relationship with the Fund. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided under each New Sub-Advisory Agreement supported each one’s approval.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(Unaudited)

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets increase significantly. They observed that there were breakpoints in the Fund’s advisory fee rates (approved, effective April 1, 2013, at the Board meeting on February 28, 2013), allowing for the realization of economies of scale as Fund assets exceed $1.0 billion. It was observed that the pr oposed New Sub-Advisory Agreements did not provide for any breakpoints, but Arden indicated that they could seek to negotiate breakpoints if a sub-adviser’s allocated portion exceeds $100 million. It was observed that currently, given the total number of sub-advisers, none of them was expected to have an allocated portion that materially exceeds $100 million. The Independent Trustees agreed to revisit economies of scale in future years to the extent that Fund assets materially exceed expected levels.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees to be paid to each New Sub-Adviser were fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved each of the New Sub-Advisory Agreements.

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry Davis
Henry Davis
Chief Executive Officer
June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry Davis
Henry Davis
Chief Executive Officer
June 28, 2013

By:	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer
June 28, 2013